Prospectus	May 1, 2004, as Supplemented October 1, 2004

ADVISORDESIGNS® VARIABLE ANNUITY

Important Privacy Notice Included See Back Cover

Security Distributors, Inc. A Member of The Security Benefit Group of Companies

ADVISORDESIGNS® VARIABLE ANNUITY

Individual Flexible Purchase Payment
Deferred Variable Annuity Contract

Issued By: First Security Benefit Life Insurance and Annuity Company of New York 70 West Red Oak Lane, 4th Floor White Plains, NY 10604 1-800-355-4570	Mailing Address: First Security Benefit Life Insurance and Annuity Company of New York P.O. Box 750497 Topeka, Kansas 66675-0497 1-800-888-2461

This Prospectus describes the AdvisorDesigns Variable Annuity—a flexible purchase payment deferred variable annuity contract (the "Contract") offered by First Security Benefit Life Insurance and Annuity Company of New York (the "Company"). The Contract is available for individuals as a non-tax qualified retirement plan. The Contract is also available for individuals in connection with a retirement plan qualified under Section 403(b), 408, or 408A of the Internal Revenue Code. The Contract is designed to give you flexibility in planning for retirement and other financial goals.

You may allocate your purchase payments to one or more of the Subaccounts that comprise a separate account of the Company called the Variable Annuity Account A - AdvisorDesigns Variable Annuity of First Security Benefit Life Insurance and Annuity Company of New York. Each Subaccount invests in a corresponding mutual fund (the "Underlying Fund"). The Subaccounts currently available under the Contract are:

  AIM V.I. Capital Appreciation
  Federated Fund for U.S.
       Government Securities II
  Federated High Income Bond II
  Fidelity VIP Contrafund
  Fidelity VIP Growth Opportunities
  Fidelity VIP Index 500
  Fidelity VIP Investment-Grade Bond
  Neuberger Berman AMT Guardian
  Neuberger Berman AMT Partners
  PIMCO VIT Real Return
  PIMCO VIT Total Return
  RVT CLS AdvisorOne Amerigo
  RVT CLS AdvisorOne Clermont
  Rydex VT Arktos
  Rydex VT Banking
  Rydex VT Basic Materials
  Rydex VT Biotechnology
  Rydex VT Consumer Products
  Rydex VT Electronics
  Rydex VT Energy

  Rydex VT Energy Services
  Rydex VT Financial Services
  Rydex VT Health Care
  Rydex VT Internet
  Rydex VT Inverse Dynamic Dow 30
  Rydex VT Inverse Mid Cap
  Rydex VT Inverse Small Cap
  Rydex VT Juno
  Rydex VT Large Cap Europe
  Rydex VT Large Cap Japan
  Rydex VT Large Cap Growth
  Rydex VT Large Cap Value
  Rydex VT Leisure
  Rydex VT Long Dynamic Dow 30
  Rydex VT Medius
  Rydex VT Mekros
  Rydex VT Mid Cap Growth
  Rydex VT Mid Cap Value
  Rydex VT Nova

  Rydex VT OTC
  Rydex VT Precious Metals
  Rydex VT Real Estate
  Rydex VT Retailing
  Rydex VT Sector Rotation
  Rydex VT Small Cap Growth
  Rydex VT Small Cap Value
  Rydex VT Technology
  Rydex VT Telecommunications
  Rydex VT Titan 500
  Rydex VT Transportation
  Rydex VT U.S. Government Bond
  Rydex VT U.S. Government Money Market
  Rydex VT Ursa
  Rydex VT Utilities
  Rydex VT Velocity 100
  SBL Global
  SBL Small Cap Value
  Strong Opportunity II

*The Franklin Small Cap, Templeton Developing Markets Securities and Templeton Foreign Securities Subaccounts are no longer available effective May 1, 2004. As a result, you may no longer allocate purchase payments or transfer Contract Value to those Subaccounts. If you currently have Contract Value allocated to those Subaccounts, you may transfer it to another Subaccount(s) at any time; if you have in effect an Automatic Investment Program with an allocation to those Subaccounts, you may continue that program; provided that the allocation to those Subaccounts was in effect prior to May 1, 2004.

  Amounts that you allocate to the Subaccounts under a Contract will vary based on investment performance of the Subaccounts. No minimum amount of Contract Value is guaranteed.

  When you are ready to receive annuity payments, the Contract provides several options for annuity payments. See "Annuity Options."

  This Prospectus concisely sets forth information about the Contract and the Separate Account that you should know before purchasing the Contract. The "Statement of Additional Information," dated May 1, 2004, which has been filed with the Securities and Exchange Commission ("SEC") contains certain additional information. The Statement of Additional Information, as it may be supplemented from time to time, is incorporated by reference into this Prospectus and is available at no charge. You may obtain a Statement of Additional Information or a prospectus for any of the Underlying Funds by writing the Company at P.O. Box 750497, Topeka, KS 66675-0497, or by calling 1-800-888-2461. The table of contents of the Statement of Additional Information is set forth on page 37 of this Prospectus.

  The SEC maintains a web site (http://www.sec.gov) that contains the Statement of Additional Information, material incorporated by reference and other information regarding companies that file electronically with the SEC.

  The Securities and Exchange Commission has not approved or disapproved these securities or determined if the Prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

  You should read this prospectus carefully and retain it for future reference.

  Expenses for this Contract, if purchased with an Extra Credit Rider, may be higher than expenses for a contract without an Extra Credit Rider. The amount of Credit Enhancement may be more than offset by any additional fees and charges.

  The Contract is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The value of your Contract can go up and down and you could lose money.

Date: May 1, 2004, as Supplemented October 1, 2004

The variable annuity covered by this Prospectus is the subject of a pending patent application in the United States Patent and Trademark Office.

You may not be able to purchase the Contract in your state. You should not consider this Prospectus to be an offering if the Contract may not be lawfully offered in your state. You should only rely upon information contained in this Prospectus or that we have referred you to. We have not authorized anyone to provide you with information that is different.

  Definitions

  Various terms commonly used in this Prospectus are defined as follows:

  Accumulation Unit  — A unit of measure used to calculate Contract Value.

  Administrative Office  — First Security Benefit Life Insurance and Annuity Company of New York, P.O. Box 750497, Topeka, Kansas 66675-0497.

  Annuitant  — The person that you designate on whose life annuity payments may be determined. If you designate Joint Annuitants, "Annuitant" means both Annuitants unless otherwise stated.

  Annuity  — A series of periodic income payments made by the Company to an Annuitant, Joint Annuitant, or Beneficiary during the period specified in the Annuity Option.

  Annuity Options  — Options under the Contract that prescribe the provisions under which a series of annuity payments are made.

  Annuity Period  — The period beginning on the Annuity Start Date during which annuity payments are made.

  Annuity Start Date  — The date when annuity payments begin as elected by the Owner.

  Annuity Unit  — A unit of measure used to calculate variable annuity payments under Options 1 through 6.

  Automatic Investment Program  — A program pursuant to which purchase payments are automatically paid from your bank account on a specified day of each month or a salary reduction agreement.

  Contract Date  — The date the Contract begins as shown in your Contract. Annual Contract anniversaries are measured from the Contract Date. It is usually the date that your initial purchase payment is credited to the Contract.

  Contract Value  — The total value of your Contract as of any Valuation Date.

  Contract Year  — Each twelve-month period measured from the Contract Date.

  Credit Enhancement  — An amount added to Contract Value under the Extra Credit Rider.

  Designated Beneficiary  — The person having the right to the death benefit, if any, payable upon the death of the Owner or the Joint Owner prior to the Annuity Start Date. The Designated Beneficiary is the first person on the following list who, if a natural person, is alive on the date of death of the Owner or the Joint Owner: the Owner; the Joint Owner; the Primary Beneficiary; the Secondary Beneficiary; the Annuitant; or if none of the above are alive, the Owner's Estate.

  Owner  — The person entitled to the ownership rights under the Contract and in whose name the Contract is issued.

  Participant  — A Participant under a Qualified Plan.

  Purchase Payment  — An amount paid to the Company as consideration for the Contract.

  Separate Account  — The Variable Annuity Account A, a separate account of the Company that consists of accounts, referred to as Subaccounts, each of which invests in a corresponding Underlying Fund.

  Subaccount  — A division of the Separate Account of the Company which invests in a corresponding Underlying Fund.

  Underlying Fund  — A mutual fund or series thereof that serves as an investment vehicle for its corresponding Subaccount.

  Valuation Date  — Each date on which the Separate Account is valued, which currently includes each day that the New York Stock Exchange is open for trading. The New York Stock Exchange is closed on weekends and on observation of the following holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day.

  Valuation Period  — A period used in measuring the investment experience of each Subaccount of the Separate Account. The Valuation Period begins at the close of one Valuation Date and ends at the close of the next succeeding Valuation Date.

  Withdrawal Value  — The amount you will receive upon full withdrawal of the Contract. It is equal to Contract Value less any applicable withdrawal charges, any pro rata account administration charge and any uncollected premium taxes. If an Extra Credit Rider is in effect, Contract Value will also be reduced by any Credit Enhancements that have not yet vested.

  Summary

  This summary provides a brief overview of the more significant aspects of the Contract. Further detail is provided in this Prospectus, the Statement of Additional Information, and the Contract.

  Purpose of the Contract  — The flexible purchase payment deferred variable annuity contract (the "Contract") described in this Prospectus is designed to give you flexibility in planning for retirement and other financial goals.

  You may purchase the Contract as a non-tax qualified retirement plan for an individual ("Non-Qualified Plan"). You may also purchase the Contract, on an individual basis, in connection with a retirement plan qualified under Section 403(b), 408, or 408A of the Internal Revenue Code of 1986, as amended ("Qualified Plan"). Please see the discussion under "The Contract" for more detailed information.

  The Separate Account and the Funds  — The Separate Account is divided into accounts referred to as Subaccounts. See "Separate Account." Each Subaccount invests exclusively in shares of an Underlying Fund, each of which has a different investment objective and policies. The Subaccounts are as follows:

  AIM V.I. Capital Appreciation
  Federated Fund for U.S.
       Government Securities II
  Federated High Income Bond II
  Fidelity VIP Contrafund
  Fidelity VIP Growth Opportunities
  Fidelity VIP Index 500
  Fidelity VIP Investment-Grade Bond
  Neuberger Berman AMT Guardian
  Neuberger Berman AMT Partners
  PIMCO VIT Real Return
  PIMCO VIT Total Return
  RVT CLS AdvisorOne Amerigo
  RVT CLS AdvisorOne Clermont
  Rydex VT Arktos
  Rydex VT Banking
  Rydex VT Basic Materials
  Rydex VT Biotechnology
  Rydex VT Consumer Products
  Rydex VT Electronics
  Rydex VT Energy

  Rydex VT Energy Services
  Rydex VT Financial Services
  Rydex VT Health Care
  Rydex VT Internet
  Rydex VT Inverse Dynamic Dow 30
  Rydex VT Inverse Mid Cap
  Rydex VT Inverse Small Cap
  Rydex VT Juno
  Rydex VT Large Cap Europe
  Rydex VT Large Cap Japan
  Rydex VT Large Cap Growth
  Rydex VT Large Cap Value
  Rydex VT Leisure
  Rydex VT Long Dynamic Dow 30
  Rydex VT Medius
  Rydex VT Mekros
  Rydex VT Mid Cap Growth
  Rydex VT Mid Cap Value
  Rydex VT Nova

  Rydex VT OTC
  Rydex VT Precious Metals
  Rydex VT Real Estate
  Rydex VT Retailing
  Rydex VT Sector Rotation
  Rydex VT Small Cap Growth
  Rydex VT Small Cap Value
  Rydex VT Technology
  Rydex VT Telecommunications
  Rydex VT Titan 500
  Rydex VT Transportation
  Rydex VT U.S. Government Bond
  Rydex VT U.S. Government Money Market
  Rydex VT Ursa
  Rydex VT Utilities
  Rydex VT Velocity 100
  SBL Global
  SBL Small Cap Value
  Strong Opportunity II

*The Franklin Small Cap, Templeton Developing Markets Securities and Templeton Foreign Securities Subaccounts are no longer available effective May 1, 2004. As a result, you may no longer allocate purchase payments or transfer Contract Value to those Subaccounts. If you currently have Contract Value allocated to those Subaccounts, you may transfer it to another Subaccount(s) at any time; if you have in effect an Automatic Investment Program with an allocation to those Subaccounts, you may continue that program; provided that the allocation to those Subaccounts was in effect prior to May 1, 2004.

  You may allocate your purchase payments among the available Subaccounts. Amounts that you allocate to the Subaccounts will increase or decrease in dollar value depending on the investment performance of the Underlying Fund in which such Subaccount invests. You bear the investment risk for amounts allocated to a Subaccount.

  Purchase Payments  — Your initial purchase payment must be at least $10,000. Thereafter, you may choose the amount and frequency of purchase payments, except that the minimum subsequent purchase payment is $500 ($50 under an Automatic Investment Program). See "Purchase Payments."

  Contract Benefits  — You may transfer Contract Value among the Subaccounts, subject to certain restrictions as described in "The Contract."

  At any time before the Annuity Start Date, you may surrender a Contract for its Withdrawal Value, and may make partial withdrawals, including systematic withdrawals, from Contract Value. See "Full and Partial Withdrawals" and "Federal Tax Matters" for more information about withdrawals, including the 10% penalty tax that may be imposed upon full and partial withdrawals (including systematic withdrawals) made prior to the Owner attaining age 59½.

  The Contract provides for a death benefit upon the death of the Owner prior to the Annuity Start Date. See "Death Benefit" for more information. The Contract provides for several Annuity Options on a variable basis. See "Annuity Period."

  Free-look Right  — You may return the Contract within the Free-Look Period, which is generally a ten-day period beginning when you receive the Contract (60 days from the date of receipt if you are purchasing the Contract to replace another life insurance or annuity contract or with the proceeds of another such contract). In this event, the Company will refund to you as of the Valuation Date on which your Contract is delivered to us any Contract Value, plus any charges deducted from such Contract Value, less the Contract Value attributable to any Credit Enhancements.

  Charges and Deductions  — The Company does not deduct sales load from purchase payments before allocating them to your Contract Value. Certain charges will be deducted in connection with the Contract as described below.

  Contingent Deferred Sales Charge. If you withdraw Contract Value, the Company may deduct a contingent deferred sales charge (which may also be referred to as a "withdrawal charge"). The withdrawal charge will be waived on withdrawals to the extent that total withdrawals in a Contract Year, including systematic withdrawals, do not exceed the Free Withdrawal amount defined as follows.

  The Free Withdrawal amount is equal in the first Contract Year, to 10% of purchase payments, excluding any Credit Enhancements, made during the year and, in any subsequent Contract Year, to 10% of Contract Value as of the first day of that Contract Year. The withdrawal charge applies to the portion of any withdrawal consisting of purchase payments that exceeds the Free Withdrawal amount. The withdrawal charge does not apply to withdrawals of earnings.

  The amount of the charge will depend on how long your purchase payments have been held under the Contract. Each purchase payment you make is considered to have a certain "age," depending on the length of time since the purchase payment was effective. A purchase payment is "age one" in the year beginning on the date the purchase payment is received by the Company and increases in age each year thereafter. The withdrawal charge is calculated according to the following schedule:

Purchase Payment Age (in years)	Withdrawal Charge
1	7%
2	7%
3	6%
4	5%
5	4%
6	3%
7	2%
8 and over	0%

  The amount of the withdrawal charge assessed against your Contract will never exceed 7% of purchase payments paid under the Contract. In addition, no withdrawal charge will be assessed upon: (1) payment of death benefit proceeds; (2) annuity payments under options 1 through 6; or (3) withdrawals made to pay the fees of your registered investment adviser, provided that your adviser has entered into a variable annuity adviser agreement with the Company. The Company will waive the withdrawal charge in the event of a withdrawal after an Owner has become totally and permanently disabled after the Contract Date and prior to age 65. See "Contingent Deferred Sales Charge."

  Mortality and Expense Risk Charge. The Company deducts a charge for mortality and expense risks assumed by the Company under the Contract. The Company deducts a daily base charge equal to 0.85%, on an annual basis, of each Subaccount's average daily net assets. If you are subject to mortality and expense risk charge above the base charge, the Company deducts it from your Contract Value on a monthly basis. The mortality and expense risk charge amount is determined each month by reference to the amount of your Contract Value, as set forth in the table below.

Contract Value	Annual Mortality and Expense Risk Charge
Less than $25,000	1.10%
At least $25,000 but less than $100,000	0.95%
$100,000 or more	0.85%

  During the Annuity Period, the mortality and expense risk charge is 1.25%, in lieu of the amounts set forth above. See "Mortality and Expense Risk Charge."

  Optional Rider Charges. The Company deducts a monthly charge from Contract Value for certain Riders that may be elected by the Owner. The Company generally will deduct the monthly Rider charge from Contract Value beginning on the Contract Date and ending on the Annuity Start Date. The charge for the Extra Credit Rider, however, is deducted only during the seven-year period beginning on the Contract Date.

  The Company makes each Rider, available only at issue, except the Guaranteed Minimum Withdrawal Benefit Rider, which is also available for purchase on a Contract Anniversary. You may not terminate a Rider after issue, unless otherwise stated. The amount of the charge is equal to a percentage, on an annual basis, of your Contract Value. Each Rider and its charge are listed below. You may not select Riders with a total charge that exceeds 2.00% of Contract Value. See "Optional Rider Charges."

  Guaranteed Minimum Income Benefit. This Rider makes available a minimum amount for the purchase of a fixed Annuity ("Minimum Income Benefit"). The Minimum Income Benefit is equal to Purchase Payments, net of any Premium tax, less an adjustment for Withdrawals, increased at an annual effective rate of interest of 3% or 5%, as elected in the application; provided, however, that the amount of the Minimum Income Benefit shall not exceed an amount equal to 200% of purchase payments (not including any Credit Enhancements), net of premium tax and any withdrawals, including withdrawal charges. The Minimum Income Benefit may be applied to purchase a fixed Annuity under Option 2, life income with a 10-year period certain, or Option 4, joint and last survivor with a 10-year period certain, within 30 days of any Contract Anniversary following the 10th Contract Anniversary. This Rider is available only if the age of the Owner at the time the Contract is issued is age 79 or younger. The charge for this Rider is as follows:

Interest Rate	Rider Charge
3%	0.25%
5%	0.40%

  See "Guaranteed Minimum Income Benefit."

  Annual Stepped Up Death Benefit. This Rider makes available an enhanced death benefit upon the death of the Owner or any Joint Owner prior to the Annuity Start Date. The death benefit under this Rider will be the greatest of: (1) purchase payments, less any withdrawals and withdrawal charges; (2) Contract Value on the date due proof of the Owner's death and instructions regarding payment are received by the Company; or (3) the Stepped Up Death Benefit. The Stepped Up Death Benefit is the largest result for the following calculation as of the date of receipt of instructions regarding payment of the death benefit:

    The largest Contract Value on any Contract Anniversary that occurs prior to the oldest Owner attaining age 81, plus
    Any purchase payments received by the Company since the applicable Contract Anniversary; less
    An adjustment for any withdrawals and withdrawal charges made since the applicable anniversary.

  The charge for this Rider is 0.25%. See "Annual Stepped Up Death Benefit."

  Guaranteed Minimum Withdrawal Benefit. You may purchase this Rider when you purchase the Contract or on any Contract Anniversary. If you elect this Rider when you purchase the Contract, your "Benefit Amount" is equal to a percentage of the initial purchase payment including any Credit Enhancement. If you purchase the Rider on a Contract Anniversary, your Benefit Amount is equal to a percentage of your Contract Value on the date we add this Rider to your Contract. The Benefit Amount is reduced as you take Annual Withdrawal Amounts, and the Benefit Amount as so reduced is referred to as the "Remaining Benefit Amount."

  You may withdraw up to a specified amount each Contract Year (the "Annual Withdrawal Amount"), regardless of market performance, until the Remaining Benefit Amount is reduced to $0. The Annual Withdrawal Amount initially is a percentage of the initial purchase payment including any Credit Enhancement (or Contract Value on the purchase date of the Rider if the Rider is purchased on a Contract Anniversary). You may select one of the following combinations of Annual Withdrawal Amount and Benefit Amount:

Annual Withdrawal Amount*	Benefit Amount*
5%	130%
6%	110%
7%	100%
*A percentage of the initial purchase payment including any Credit Enhancement (or Contract Value on the purchase date of the Rider if the Rider is purchased on a Contract Anniversary).

  The Annual Withdrawal Amount and Remaining Benefit Amount are recalculated in the event of withdrawals in a Contract Year that exceed the Annual Withdrawal Amount. This Rider is available only if the age of each Owner and Annuitant at the time the Rider is purchased is age 85 or younger. The charge for this Rider is 0.55%. The Company may increase the charge for this Rider if you elect a reset as discussed under "Guaranteed Minimum Withdrawal Benefit." The Company reserves the right to increase the Rider charge at the time of any such reset; however, the Company guarantees the Rider charge upon reset will not exceed 1.10% on an annual basis. See "Guaranteed Minimum Withdrawal Benefit."

  Extra Credit. This Rider makes available a Credit Enhancement, which is an amount added to your Contract Value by the Company. You may purchase this Rider only at issue. The Company will add a Credit Enhancement equal to 3%, 4% or 5% of purchase payments, as elected in the application, for each purchase payment made in the first Contract Year. In the event of a full or partial withdrawal, the Company will recapture all or part of any Credit Enhancement that has not yet vested to the extent that total withdrawals in a Contract Year, including systematic withdrawals, exceed the Free Withdrawal amount. The Free Withdrawal amount is equal in the first Contract Year, to 10% of purchase payments, excluding any Credit Enhancements, made during the year and for any subsequent Contract Year, to 10% of Contract Value as of the first day of that Contract Year. In addition, the Company does not recapture Credit Enhancements on withdrawals made to pay the fees of your registered investment adviser, provided that your adviser has entered into a variable annuity adviser agreement with the Company. The Company will deduct the charge for this Rider during the seven-year period beginning on the Contract Date, and you may not terminate this Rider during that period. The charge for this Rider varies based upon the Credit Enhancement rate selected as set forth below:

Credit Enhancement Rate	Rider Charge
3%	0.40%
4%	0.55%
5%	0.70%

  See "Extra Credit."

  Alternative Withdrawal Charge. This Rider makes available an alternative withdrawal charge schedule. You may select one of the following schedules.

0-Year Schedule		4-Year Schedule
Purchase Payment Age (in years)	Withdrawal Charge	Purchase Payment Age (in years)	Withdrawal Charge
0 and over	0%	1	7%
		2	7%
		3	6%
		4	5%
		5 and over	0%

  The charge for this Rider is 0.60% if you select the 0-year schedule and 0.45% if you select the 4-year schedule. (Prior to October 1, 2004, the charge for the 0-year schedule was 0.35%. If you purchased the 0-year schedule prior to October 1, 2004, the charge of 0.35% imposed under your Contract is not affected by the change in the rider charge, which applies only to Contracts issued on or after October 1, 2004.) If you have also purchased an Extra Credit Rider, you may forfeit all or part of any Credit Enhancement in the event of a full or partial withdrawal. See "Alternative Withdrawal Charge."

  Administration Charge. The Company deducts a daily administration charge equal to an annual rate of each Subaccount's average daily net assets. The amount of this charge differs by Subaccount and ranges from 0.25% to 0.60%. See "Administration Charge."

  Account Administration Charge. The Company deducts an account charge of $30.00 at each Contract Anniversary. The Company will waive the charge if your Contract Value is $50,000 or more on the date the charge is to be deducted. See "Account Administration Charge."

  Premium Tax Charge. The Company assesses a premium tax charge to reimburse itself for any premium taxes that it incurs with respect to this Contract. This charge will usually be deducted on the Annuity Start Date or upon a full or partial withdrawal if a premium tax was incurred by the Company and is not refundable. No premium tax is currently imposed in the State of New York. The Company reserves the right to deduct such taxes when due or anytime thereafter. Premium tax rates currently range from 0% to 3.5%. See "Premium Tax Charge."

  Other Expenses. The Company pays the operating expenses of the Separate Account. Investment advisory fees and operating expenses of each Underlying Fund are paid by the Underlying Fund and are reflected in the net asset value of its shares. The Owner indirectly bears a pro rata portion of such fees and expenses. See the prospectus for each Underlying Fund for more information about Underlying Fund expenses.

  Contacting the Company  — You should direct all written requests, notices, and forms required by the Contract, and any questions or inquiries to First Security Benefit Life Insurance and Annuity Company of New York, P.O. Box 750497, Topeka, Kansas 66675-0497 or by phone by calling 1-800-888-2461.

  Expense Table

  The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Contract.

Contract Owner Transaction Expenses are fees and expenses that you will pay when you purchase the Contract or make withdrawals from the Contract. The information below does not reflect state premium taxes, which may be applicable to your Contract.
Sales Load on Purchase Payments	None
Deferred Sales Charge (as a percentage of amount withdrawn attributable to Purchase Payments)	7%[1]
Transfer Fee (per transfer)	None
Periodic Expenses are fees and expenses that you will pay periodically during the time that you own the Contract, not including fees and expenses of the Underlying Funds.
Annual Contract Fee	$30[2]
Separate Account Annual Expenses (as a percentage of average Contract Value)
Annual Mortality and Expense Risk Charge	1.10%[3]
Annual Administration Charge	0.60%[4]
Maximum Annual Charge for Optional Riders	2.00%[5]
Total Separate Account Annual Expenses	3.70%
  [1]The amount of the contingent deferred sales charge is determined by reference to how long your purchase payments have been held under the Contract. A free withdrawal is available in each Contract Year equal to (1) 10% of purchase payments, excluding any Credit Enhancements, in the first Contract Year, and (2) 10% of Contract Value as of the beginning of the Contract Year in each subsequent Contract Year. See "Full and Partial Withdrawals" and "Contingent Deferred Sales Charge" for more information.

  2An account administration charge of $30 is deducted at each Contract anniversary, and a pro rata account administration charge is deducted (1) upon full withdrawal of Contract Value; (2) upon the Annuity Start Date; and (3) upon payment of a death benefit. The account administration charge will be waived if your Contract Value is $50,000 or more upon the date it is to be deducted.

  [3]The mortality and expense risk charge is reduced for larger Contracts as follows: Less than $25,000 - 1.10%; At least $25,000 but less than $100,000 - 0.95%; $100,000 or more - 0.85%. During the Annuity Period, the annual mortality and expense risk charge is 1.25%, in lieu of the amounts described above. See the discussion under "Mortality and Expense Risk Charge.

  [4]The administration charge differs by Subaccount and ranges from 0.25% to 0.60% on an annual basis. See "Administration Charge" for more information.

[5]You may select optional Riders. If you select one or more of such Riders, the charge will be deducted from your Contract Value. (See the applicable Rider charges in the table below.) You may not select Riders with a total charge that exceeds 2.00% of Contract Value.

Optional Rider Expenses (as a percentage of Contract Value)
	Interest Rate[1]	Annual Rider Charge
Guaranteed Minimum Income Benefit Rider	3%	0.25%
	5%	0.40%
Annual Stepped Up Death Benefit Rider	---	0.25%
Guaranteed Minimum Withdrawal Benefit Rider	---	0.55%[2]
Extra Credit Rider	3%	0.40%
	4%	0.55%
	5%	0.70%
Alternate Withdrawal Charge Rider	0-Year	0.60%[3]
	4-Year	0.45%
  [1]Interest rate, or for the Alternate Withdrawal Charge Rider, the withdrawal charge schedule.

  [2]The Company may increase the Rider charge for the Guaranteed Minimum Withdrawal Benefit Rider only if you elect a reset; the Company guarantees the Rider charge upon reset will not exceed 1.10% on an annual basis. Please see the discussion under "Guaranteed Minimum Withdrawal Benefit." The current charge for the Rider is used in calculating the maximum Rider charge of 2.00%.

[3]Prior to October 1, 2004, the charge for the 0-year schedule was 0.35%. If you purchased the 0-year schedule prior to October 1, 2004, the charge of 0.35% imposed under your Contract is not affected by the change in the rider charge, which applies only to Contracts issued on or after October 1, 2004.

  The table below shows the minimum and maximum total operating expenses charged by the Underlying Funds. You will pay the expenses of the Underlying Funds corresponding to the Subaccounts in which you invest during the time that you own the Contract. More detail concerning each Underlying Fund's fees and expenses is contained in its prospectus.

	Minimum	Maximum
Total Annual Underlying Fund Operating Expenses[1]	0.60%	1.90%
[1]Expenses deducted from Underlying Fund assets include management fees, distribution fees, service fees and other expenses. The maximum expenses above represent the total annual operating expenses of that Underlying Fund with the highest total operating expenses, and the minimum expenses represent the total annual operating expenses of that Underlying Fund with the lowest total operating expenses.

  Example  — This Example is intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include Contract Owner transaction expenses, Contract fees, separate account annual expenses and Underlying Fund fees and expenses but do not include state premium taxes, which may be applicable to your Contract.

  The Example assumes that you invest $10,000 in the Contract for the time periods indicated. The Example also assumes that your investment has a 5% return each year and assumes the maximum fees and expense of any of the Underlying Funds. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years
If you surrender your Contract at the end of the applicable time period	$1,186	$2,197	$3,109	$5,436
If you do not surrender or you annuitize your Contract	558	1,665	2,759	5,436

  Condensed Financial Information

  The following condensed financial information presents accumulation unit values for each of the years in the period ended December 31, 2003, as well as ending accumulation units outstanding under each Subaccount.

	2003	2002(a)
AIM V.I. Capital Appreciation Series I
Accumulation unit value:
Beginning of period	$ 6.87	$ 7.00
End of period	$ 8.51	$ 6.87
Accumulation units outstanding at the end of period	11,398	6,232
Federated Fund for U.S. Government Securities II
Accumulation unit value:
Beginning of period	$10.53	$10.40
End of period	$10.31	$10.53
Accumulation units outstanding at the end of period	15,609	3,950
Federated High Income Bond II
Accumulation unit value:
Beginning of period	$ 9.34	$ 9.09
End of period	$10.89	$ 9.34
Accumulation units outstanding at the end of period	63,779	934
Fidelity VIP Contrafund
Accumulation unit value:
Beginning of period	---	---
End of period	$10.41	---
Accumulation units outstanding at the end of period	3,773	---
Fidelity VIP Growth Opportunities
Accumulation unit value:
Beginning of period	---	---
End of period	$ 9.10	---
Accumulation units outstanding at the end of period	1,818	---
Fidelity VIP Index 500
Accumulation unit value:
Beginning of period	---	---
End of period	$ 8.83	---
Accumulation units outstanding at the end of period	32,816	---
Fidelity VIP Investment-Grade Bond
Accumulation unit value:
Beginning of period	$10.75	$10.36
End of period	$10.80	$10.75
Accumulation units outstanding at the end of period	16,257	128
Franklin Small Cap
Accumulation unit value:
Beginning of period	$ 7.22	$ 7.24
End of period	$ 9.47	$ 7.22
Accumulation units outstanding at the end of period	32,959	4,040
Neuberger Berman AMT Guardian
Accumulation unit value:
Beginning of period	$ 7.03	$ 7.52
End of period	$ 8.86	$ 7.03
Accumulation units outstanding at the end of period	10,571	6,310
Neuberger Berman AMT Partners
Accumulation unit value:
Beginning of period	---	---
End of period	$ 9.45	---
Accumulation units outstanding at the end of period	9,120	---
PIMCO VIT Real Return
Accumulation unit value:
Beginning of period	---	---
End of period	$10.35	---
Accumulation units outstanding at the end of period	10,435	---
PIMCO VIT Total Return
Accumulation unit value:
Beginning of period	---	---
End of period	$ 9.95	---
Accumulation units outstanding at the end of period	35,054	---
RVT CLS AdvisorOne Amerigo
Accumulation unit value:
Beginning of period	---	---
End of period	$11.35	---
Accumulation units outstanding at the end of period	128,233	---
RVT CLS AdvisorOne Clermont
Accumulation unit value:
Beginning of period	---	---
End of period	$10.59	---
Accumulation units outstanding at the end of period	104,078	---
Rydex VT Arktos
Accumulation unit value:
Beginning of period	$14.70	$17.34
End of period	$ 8.82	$14.70
Accumulation units outstanding at the end of period	162,221	100
Rydex VT Banking
Accumulation unit value:
Beginning of period	---	---
End of period	$11.75	---
Accumulation units outstanding at the end of period	3,296	---
Rydex VT Basic Materials
Accumulation unit value:
Beginning of period	---	---
End of period	$ 9.90	---
Accumulation units outstanding at the end of period	15,687	---
Rydex VT Biotechnology
Accumulation unit value:
Beginning of period	---	---
End of period	$ 6.83	---
Accumulation units outstanding at the end of period	399	---
Rydex VT Consumer Products
Accumulation unit value:
Beginning of period	---	---
End of period	$10.61	---
Accumulation units outstanding at the end of period	3,752	---
Rydex VT Electronics
Accumulation unit value:
Beginning of period	$ 4.02	$ 4.66
End of period	$ 6.54	$ 4.02
Accumulation units outstanding at the end of period	14,976	5,753
Rydex VT Energy
Accumulation unit value:
Beginning of period	---	---
End of period	$ 8.01	---
Accumulation units outstanding at the end of period	17,610	---
Rydex VT Energy Services
Accumulation unit value:
Beginning of period	---	---
End of period	$ 6.03	---
Accumulation units outstanding at the end of period	922	---
Rydex VT Financial Services
Accumulation unit value:
Beginning of period	---	---
End of period	$ 9.40	---
Accumulation units outstanding at the end of period	7,239	---
Rydex VT Health Care
Accumulation unit value:
Beginning of period	---	---
End of period	$ 8.71	---
Accumulation units outstanding at the end of period	23,383	---
Rydex VT Internet
Accumulation unit value:
Beginning of period	$ 3.33	$ 2.83
End of period	$ 5.24	$ 3.33
Accumulation units outstanding at the end of period	5,057	6,796
Rydex VT Juno
Accumulation unit value:
Beginning of period	---	---
End of period	$ 9.65	---
Accumulation units outstanding at the end of period	584	---
Rydex VT Large Cap Europe
Accumulation unit value:
Beginning of period	---	---
End of period	$ 9.62	---
Accumulation units outstanding at the end of period	48,247	---
Rydex VT Large Cap Japan
Accumulation unit value:
Beginning of period	$ 6.90	$ 8.14
End of period	$ 9.10	$ 6.90
Accumulation units outstanding at the end of period	14,278	1,378
Rydex VT Leisure
Accumulation unit value:
Beginning of period	---	---
End of period	$ 7.42	---
Accumulation units outstanding at the end of period	9,787	---
Rydex VT Medius
Accumulation unit value:
Beginning of period	---	---
End of period	$11.22	---
Accumulation units outstanding at the end of period	1,318	---
Rydex VT Mekros
Accumulation unit value:
Beginning of period	---	---
End of period	$10.35	---
Accumulation units outstanding at the end of period	412,137	---
Rydex VT Nova
Accumulation unit value:
Beginning of period	$ 5.70	$ 5.98
End of period	$ 7.60	$ 5.70
Accumulation units outstanding at the end of period	41,053	4,939
Rydex VT OTC
Accumulation unit value:
Beginning of period	$ 5.77	$ 5.51
End of period	$ 8.03	$ 5.77
Accumulation units outstanding at the end of period	30,824	228
Rydex VT Precious Metals
Accumulation unit value:
Beginning of period	$15.05	$12.32
End of period	$20.31	$15.05
Accumulation units outstanding at the end of period	4,087	557
Rydex VT Real Estate
Accumulation unit value:
Beginning of period	---	---
End of period	$12.04	---
Accumulation units outstanding at the end of period	9,354	---
Rydex VT Retailing
Accumulation unit value:
Beginning of period	---	---
End of period	$ 9.74	---
Accumulation units outstanding at the end of period	56	---
Rydex VT Sector Rotation
Accumulation unit value:
Beginning of period	$ 7.52	$ 8.30
End of period	$ 9.35	$ 7.52
Accumulation units outstanding at the end of period	8,342	1,183
Rydex VT Technology
Accumulation unit value:
Beginning of period	$ 4.22	$ 4.08
End of period	$ 6.52	$ 4.22
Accumulation units outstanding at the end of period	1,679	5,034
Rydex VT Telecommunications
Accumulation unit value:
Beginning of period	$ 5.13	$ 4.22
End of period	$ 6.57	$ 5.13
Accumulation units outstanding at the end of period	---	110
Rydex VT Titan 500
Accumulation unit value:
Beginning of period	---	---
End of period	$ 7.75	---
Accumulation units outstanding at the end of period	---	---
Rydex VT Transportation
Accumulation unit value:
Beginning of period	---	---
End of period	$ 9.30	---
Accumulation units outstanding at the end of period	---	---
Rydex VT U.S. Government Bond
Accumulation unit value:
Beginning of period	$11.01	$10.09
End of period	$10.48	$11.01
Accumulation units outstanding at the end of period	354,840	279
Rydex VT U.S. Government Money Market
Accumulation unit value:
Beginning of period	$ 9.47	$ 9.62
End of period	$ 9.07	$ 9.47
Accumulation units outstanding at the end of period	2,261,713	16,781
Rydex VT Ursa
Accumulation unit value:
Beginning of period	---	---
End of period	$ 8.28	---
Accumulation units outstanding at the end of period	180,609	---
Rydex VT Utilities
Accumulation unit value:
Beginning of period	$ 4.56	$ 4.77
End of period	$ 5.47	$ 4.56
Accumulation units outstanding at the end of period	43,792	1,606
Rydex VT Velocity 100
Accumulation unit value:
Beginning of period	---	---
End of period	$ 5.05	---
Accumulation units outstanding at the end of period	33,689	---
SBL Global
Accumulation unit value:
Beginning of period	---	---
End of period	$10.35	---
Accumulation units outstanding at the end of period	3,700	---
SBL Small Cap Value
Accumulation unit value:
Beginning of period	---	---
End of period	$14.62	---
Accumulation units outstanding at the end of period	2,330	---
Strong Opportunity II
Accumulation unit value:
Beginning of period	---	---
End of period	$ 9.10	---
Accumulation units outstanding at the end of period	14,219	---
Templeton Developing Markets
Accumulation unit value:
Beginning of period	---	---
End of period	$13.78	---
Accumulation units outstanding at the end of period	16,959	---
Templeton Foreign Securities
Accumulation unit value:
Beginning of period	---	---
End of period	$ 8.90	---
Accumulation units outstanding at the end of period	34,000	---
(a) For the period of August 1, 2002 (date of inception) through December 31, 2002.

  Information About the Company, the Separate Account, and the Funds

  First Security Benefit Life Insurance and Annuity Company of New York  —  The Company is a life insurance company organized under the laws of the State of New York on November 8, 1994. The Company offers variable annuity contracts in New York and is admitted to do business in that state. On September 8, 1995, the Company merged with and is the successor corporation of Pioneer National Life Insurance Company, a stock life insurance company organized under the laws of the State of Kansas. The Company is a wholly-owned subsidiary of Security Benefit Group, Inc., a financial services holding company which is wholly owned by Security Benefit Life Insurance Company ("Security Benefit"), a stock life insurance company, organized under the laws of the State of Kansas. On July 31, 1998, Security Benefit converted from a mutual life insurance company to a stock life insurance company ultimately controlled by Security Benefit Mutual Holding Company, a Kansas mutual holding company.

  The Principal Underwriter for the Contract is Security Distributors, Inc. ("SDI"), One Security Benefit Place, Topeka, Kansas 66636-0001. SDI, an affiliate of the Company, is registered as a broker/ dealer with the SEC and is a wholly-owned subsidiary of Security Benefit Group, Inc., a financial services holding company.

  Published Ratings  — The Company may from time to time publish in advertisements, sales literature and reports to Owners, the ratings and other information assigned to it by one or more independent rating organizations such as A. M. Best Company and Standard & Poor's. The purpose of the ratings is to reflect the financial strength and/or claims-paying ability of the Company and should not be considered as bearing on the investment performance of assets held in the Separate Account. Each year A. M. Best Company reviews the financial status of thousands of insurers, culminating in the assignment of Best's Ratings. These ratings reflect their current opinion of the relative financial strength and operating performance of an insurance company in comparison to the norms of the life/health insurance industry. In addition, the claims-paying ability of the Company as measured by Standard & Poor's Insurance Ratings Services may be referred to in advertisements or sales literature or in reports to Owners. These ratings are opinions of an operating insurance company's financial capacity to meet the obligations of its insurance and annuity policies in accordance with their terms. Such ratings do not reflect the investment performance of the Separate Account or the degree of risk associated with an investment in the Separate Account.

  Separate Account  — The Company established the Separate Account under New York law on January 22, 1996. The Contract provides that the income, gains, or losses of the Separate Account, whether or not realized, are credited to or charged against the assets of the Separate Account without regard to other income, gains, or losses of the Company. The Contract contains a provision stating that Contract Value may not be charged with liabilities arising from other business that the Company conducts. The Company owns the assets in the Separate Account and is required to maintain sufficient assets in the Separate Account to meet all Separate Account obligations under the Contract. Such Separate Account assets are not subject to claims of the Company's creditors. The Company may transfer to its General Account assets that exceed anticipated obligations of the Separate Account. All obligations arising under the Contract are general corporate obligations of the Company. The Company may invest its own assets in the Separate Account for other purposes, but not to support contracts other than variable annuity contracts, and may accumulate in the Separate Account proceeds from Contract charges and investment results applicable to those assets.

  The Contract provides that the income, gains and losses, whether or not realized, are credited to, or charged against, the assets of each Subaccount without regard to the income, gains or losses in the other Subaccounts. Each Subaccount invests exclusively in shares of a corresponding Underlying Fund. The Company may in the future establish additional Subaccounts of the Separate Account, which may invest in other Underlying Funds or in other securities or investment vehicles.

  The Separate Account is registered with the SEC as a unit investment trust under the Investment Company Act of 1940 (the "1940 Act"). Registration with the SEC does not involve supervision by the SEC of the administration or investment practices of the Separate Account or the Company.

  Underlying Funds  — Each Underlying Fund is an open-end management investment company of the series type and is registered with the SEC under the 1940 Act. Such registration does not involve supervision by the SEC of the investments or investment policy of the Underlying Funds. Each Underlying Fund pursues different investment objectives and policies.

  Shares of the Underlying Funds currently are not publicly traded mutual funds. They are available only as investment options in variable annuity or variable life insurance policies issued by life insurance companies or in some cases, through participation in certain qualified pension or retirement plans.

  Because the Underlying Funds may serve as investment vehicles for both variable life insurance policies and variable annuity contracts ("mixed funding") and shares of the Underlying Funds also may be sold to separate accounts of other insurance companies ("shared funding"), material conflicts could occur. The Company currently does not foresee any disadvantages to Owners arising from either mixed or shared funding; however, due to differences in tax treatment or other considerations, it is possible that the interests of Owners of various contracts for which the Underlying Funds serve as investment media might at some time be in conflict. However, the Company, each Underlying Fund's Board of Directors, and any other insurance companies that participate in the Underlying Funds are required to monitor events in order to identify any material conflicts that arise from mixed and/or shared funding. If such a conflict were to occur, the Company would take steps necessary to protect Owners including withdrawal of the Separate Account from participation in the Underlying Fund(s) involved in the conflict. This might force the Underlying Fund to sell securities at disadvantageous prices.

  A summary of the investment objective of each of the Underlying Funds is set forth at the end of this Prospectus. We cannot assure that any Underlying Fund will achieve its objective. More detailed information is contained in the prospectus of each Underlying Fund, including information on the risks associated with its investments and investment techniques.

  Prospectuses for the Underlying Funds should be carefully read in conjunction with this Prospectus before investing. You may obtain prospectuses for the Underlying Funds by contacting the Company.

  The Company has entered into agreements with the Underlying Funds and/or certain service providers to the Underlying Funds, such as an underwriter and/or investment adviser. Under these agreements, the Company or Security Distributors, Inc. ("SDI") the underwriter of the Contract, is compensated for providing various services to Owners and/or to the Underlying Funds. The compensation received by the Company or SDI may come from the Underlying Fund, including amounts paid under a Rule 12b-1 Plan adopted by the Underlying Fund, or from one of the Underlying Fund's service providers.

  The services provided by the Company and/or SDI include, but are not limited to, the following: (i) Administrative/Sub-Transfer Agency services, such as maintaining separate records of each Owner's investment in the Underlying Funds, disbursing or crediting to Owners the proceeds of redemptions of Underlying Funds and providing account statements to Owners showing their beneficial investment in the Underlying Funds; (ii) Shareholder Services, such as providing information regarding Underlying Funds to Owners, maintaining a call center to facilitate answering Owner questions regarding the Underlying Funds and effecting transactions in the shares of Underlying Funds on behalf of Owners; and (iii) Distribution Services, such as distributing prospectuses for the Underlying Funds to prospective Owners, training of sales personnel and such other distribution related services as an Underlying Fund may reasonably request. For providing Administrative/Sub-Transfer Agency services and/or Shareholder Services, the compensation which the Company receives varies based on the services being provided, but is generally between 0.15% to 0.50% of the average net assets of the Contract invested in the Underlying Fund. For providing Distribution Services, the compensation which SDI receives is generally not expected to exceed 0.25% of the average net assets of the Contract invested in the Underlying Fund.

  The Contract

  General  — The Company issues the Contract offered by this Prospectus. It is a flexible purchase payment deferred variable annuity. The Contract is significantly different from a fixed annuity contract in that it is the Owner under a Contract who assumes the risk of investment gain or loss rather than the Company. When you are ready to begin receiving annuity payments, the Contract provides several Annuity Options under which the Company will pay periodic annuity payments on a variable basis beginning on the Annuity Start Date. The amount that will be available for annuity payments will depend on the investment performance of the Subaccounts to which you have allocated purchase payments.

  The Contract is available for purchase by an individual as a non-tax qualified retirement plan ("Non-Qualified Plan"). The Contract is also eligible for purchase in connection with certain tax qualified retirement plans that meet the requirements of Section 403(b), 408, or 408A of the Internal Revenue Code ("Qualified Plan"). Certain federal tax advantages are currently available to retirement plans that qualify as (1) annuity purchase plans of public school systems and certain tax-exempt organizations under Section 403(b), or (2) traditional and Roth individual retirement accounts or annuities, including traditional IRAs established by an employer under a simplified employee pension plan, or a SIMPLE IRA plan, under Section 408. Joint Owners are permitted only on a Contract issued pursuant to a Non-Qualified Plan. If you are purchasing the Contract as an investment vehicle for a Section 403(b), 408 or 408A Qualified Plan, you should consider that the Contract does not provide any additional tax advantages beyond those already available through the Qualified Plan. However, the Contract does offer features and benefits in addition to providing tax deferral that other investments may not offer, including death benefit protection for your beneficiaries and annuity options which guarantee income for life. You should consult with your financial professional as to whether the overall benefits and costs of the Contract are appropriate considering your circumstances.

  Application for a Contract  — If you wish to purchase a Contract, you may submit an application and an initial purchase payment to the Company, as well as any other form or information that the Company may require. The Company reserves the right to reject an application or purchase payment for any reason, subject to the Company's underwriting standards and guidelines and any applicable state or federal law relating to nondiscrimination.

  The maximum age of an Owner or Annuitant for which a Contract will be issued is age 85. If there are Joint Owners or Annuitants, the maximum issue age will be determined by reference to the older Owner or Annuitant.

  Purchase Payments  — The minimum initial purchase payment for the purchase of a Contract is $10,000. Thereafter, you may choose the amount and frequency of purchase payments, except that the minimum subsequent purchase payment is $500. The minimum subsequent purchase payment if you elect an Automatic Investment Program is $50. The Company may reduce the minimum purchase payment requirement under certain circumstances. Purchase payments exceeding $1 million will not be accepted without prior approval of the Company.

  The Company will apply the initial purchase payment not later than the end of the second Valuation Date after the Valuation Date it is received by the Company; provided that the purchase payment is preceded or accompanied by an application that contains sufficient information to establish an account and properly credit such purchase payment. The application form will be provided by the Company. If the Company does not receive a complete application, the Company will hold your purchase payment in its general account and will notify you that it does not have the necessary information to issue a Contract and/or apply the purchase payment to your Contract. If you do not provide the necessary information to the Company within five Valuation Dates after the Valuation Date on which the Company first receives the initial purchase payment or if the Company determines it cannot otherwise issue the Contract and/or apply the purchase payment to your Contract, the Company will return the initial purchase payment to you unless you consent to the Company retaining the purchase payment until the application is made complete.

  The Company generally will credit subsequent purchase payments as of the end of the Valuation Period in which they are received by the Company at its Administrative Office; however, subsequent purchase payments received after the cut-off time of 2:00 p.m. Central time will be effected at the Accumulation Unit value determined on the following Valuation Date. See "Cut-Off Times." Purchase payments after the initial purchase payment may be made at any time prior to the Annuity Start Date, so long as the Owner is living. Subsequent purchase payments under a Qualified Plan may be limited by the terms of the plan and provisions of the Internal Revenue Code. Subsequent purchase payments may be paid under an Automatic Investment Program. The initial purchase payment must be paid before the Automatic Investment Program will be accepted by the Company.

  Allocation of Purchase Payments  — In an application for a Contract, you select the Subaccounts to which purchase payments will be allocated. Purchase payments will be allocated according to your instructions contained in the application or more recent instructions received, if any, except that no purchase payment allocation is permitted that would result in less than $25.00 per payment being allocated to any one Subaccount. The allocations may be a whole dollar amount or a whole percentage. Available allocation alternatives include the Subaccounts.

  You may change the purchase payment allocation instructions by submitting a proper written request to the Company's Administrative Office. A proper change in allocation instructions will be effective upon receipt by the Company at its Administrative Office and will continue in effect until you submit a change in instructions to the Company. You may make changes in your purchase payment allocation and changes to an existing Dollar Cost Averaging or Asset Reallocation Option by telephone provided the Electronic Transfer Privilege section of the application or the proper form is completed, signed, and filed at the Company's Administrative Office. Changes in the allocation of future purchase payments have no effect on existing Contract Value. You may, however, transfer Contract Value among the Subaccounts in the manner described in "Transfers of Contract Value."

  Bonus Credit  — Effective May 1, 2004, the Company no longer pays a Bonus Credit equal to 2% of any initial purchase payment.

  Dollar Cost Averaging Option  — Prior to the Annuity Start Date, you may dollar cost average your Contract Value by authorizing the Company to make periodic transfers of Contract Value from any one Subaccount to one or more of the other Subaccounts. Dollar cost averaging is a systematic method of investing in which securities are purchased at regular intervals in fixed dollar amounts so that the cost of the securities gets averaged over time and possibly over various market cycles. The option will result in the transfer of Contract Value from one Subaccount to one or more of the other Subaccounts. Amounts transferred under this option will be credited at the price of the Subaccount as of the end of the Valuation Dates on which the transfers are effected. Since the price of a Subaccount's Accumulation Units will vary, the amounts transferred to a Subaccount will result in the crediting of a greater number of units when the price is low and a lesser number of units when the price is high. Similarly, the amounts transferred from a Subaccount will result in a debiting of a greater number of units when the price is low and a lesser number of units when the price is high. Dollar cost averaging does not guarantee profits, nor does it assure that you will not have losses.

  An Asset Reallocation/Dollar Cost Averaging form is available upon request. On the form, you must designate whether Contract Value is to be transferred on the basis of a specific dollar amount, a fixed period or earnings only, the Subaccount or Subaccounts to and from which the transfers will be made, the desired frequency of the transfers, which may be on a monthly or quarterly basis, and the length of time during which the transfers shall continue or the total amount to be transferred over time. The minimum amount that may be transferred to any one Subaccount is $25.00. The Company does not require that transfers be continued over any minimum period of time, although typically dollar cost averaging would extend over a period of at least one year.

  After the Company has received a Dollar Cost Averaging Request in proper form at its Administrative Office, the Company will transfer Contract Value in the amounts you designate from the Subaccount from which transfers are to be made to the Subaccount or Subaccounts you have chosen. The Company will effect each transfer on the date you specify or if no date is specified, on the monthly or quarterly anniversary, whichever corresponds to the period selected, of the date of receipt at the Administrative Office of a Dollar Cost Averaging Request in proper form. Transfers will be made until the total amount elected has been transferred, or until Contract Value in the Subaccount from which transfers are made has been depleted. Amounts periodically transferred under this option are not included in the 14 transfers per Contract Year that generally are allowed as discussed under "Transfers of Contract Value."

  You may instruct the Company at any time to terminate the option by written request to the Company's Administrative Office. In that event, the Contract Value in the Subaccount from which transfers were being made that has not been transferred will remain in that Subaccount unless you instruct us otherwise. If you wish to continue transferring on a dollar cost averaging basis after the expiration of the applicable period, the total amount elected has been transferred, or the Subaccount has been depleted, or after the Dollar Cost Averaging Option has been canceled, a new Dollar Cost Averaging Request must be completed and sent to the Administrative Office. The Company requires that you wait at least a month (or a quarter if transfers were made on a quarterly basis) before reinstating Dollar Cost Averaging after it has been terminated for any reason. The Company may discontinue, modify, or suspend the Dollar Cost Averaging Option at any time. The Company does not currently charge a fee for this option.

  Asset Reallocation Option  — Prior to the Annuity Start Date, you may authorize the Company to automatically transfer Contract Value on a quarterly, semiannual or annual basis to maintain a particular percentage allocation among the Subaccounts. The Contract Value allocated to each Subaccount will grow or decline in value at different rates during the selected period, and Asset Reallocation automatically reallocates the Contract Value in the Subaccounts to the allocation you selected on a quarterly, semiannual or annual basis, as you select. Asset Reallocation is intended to transfer Contract Value from those Subaccounts that have increased in value to those Subaccounts that have declined in value. Over time, this method of investing may help you buy low and sell high. This investment method does not guarantee profits, nor does it assure that you will not have losses.

  To elect this option an Asset Reallocation Request in proper form must be received by the Company at its Administrative Office. An Asset Reallocation/Dollar Cost Averaging form is available upon request. On the form, you must indicate the applicable Subaccounts, the applicable time period and the percentage of Contract Value to be allocated to each Subaccount.

  Upon receipt of the Asset Reallocation Request, the Company will effect a transfer or, in the case of a new Contract, will allocate the initial purchase payment, among the Subaccounts based upon the percentages that you selected. Thereafter, the Company will transfer Contract Value to maintain that allocation on each quarterly, semiannual or annual anniversary, as applicable, of the date of the Company's receipt of the Asset Reallocation Request in proper form. The amounts transferred will be credited at the price of the Subaccount as of the end of the Valuation Date on which the transfer is effected. Amounts periodically transferred under this option are not included in the 14 transfers per Contract Year that generally are allowed as discussed under "Transfers of Contract Value."

  You may instruct the Company at any time to terminate this option by written request to the Company's Administrative Office. In that event, the Contract Value in the Subaccounts that has not been transferred will remain in those Subaccounts regardless of the percentage allocation unless you instruct us otherwise. If you wish to continue Asset Reallocation after it has been canceled, a new Asset Reallocation/Dollar Cost Averaging form must be completed and sent to the Company's Administrative Office. The Company may discontinue, modify, or suspend, and reserves the right to charge a fee for the Asset Reallocation Option at any time. The Company does not currently charge a fee for this option.

  Transfers of Contract Value  — You may transfer Contract Value among the Subaccounts upon proper written request to the Company's Administrative Office. You may make transfers (other than transfers pursuant to the Dollar Cost Averaging and Asset Reallocation Options) by telephone if the proper form has been completed, signed and filed at the Company's Administrative Office. The minimum transfer amount is $500, or the amount remaining in a given Subaccount. The minimum transfer amount does not apply to transfers under the Dollar Cost Averaging or Asset Reallocation Options.

  The Company generally effects transfers between Subaccounts at their respective Accumulation Unit values as of the close of the Valuation Period during which the transfer request is received; however, transfer requests received after the cut-off time of 2:00 p.m. Central time on any Valuation Date will be effected at the Accumulation Unit value determined on the following Valuation Date. See "Cut-Off Times."

  The Company reserves the right to limit transfers to 14 in a Contract Year, although the Company generally does not limit the frequency of transfers with regard to the Rydex Subaccounts (excluding the Rydex Sector Rotation Subaccount), which are designed for frequent transfers. The Contract is not designed for organizations or individuals engaging in a market timing strategy, or making programmed transfers, frequent transfers or transfers that are large in relation to the total assets of the Underlying Fund. These kinds of strategies and transfer activities may be disruptive to the Underlying Funds in which the Subaccounts invest. We reserve the right to restrict transfers if we determine that you are engaging in a pattern of transfers that is disruptive to the Underlying Funds or potentially disadvantageous to other Owners (regardless of the number of previous transfers during the Contract Year). In making this determination, we will consider among other things, the following factors:

    The total dollar amount being transferred;
    The number of transfers you made within the previous three months;
    Whether your transfers appear to follow a pattern designed to take advantage of short-term market fluctuations; and
    Whether your transfers appear to be part of a group of transfers made by a third party on behalf of the individual Owners in the group.

  The Company reserves the right to limit the size and frequency of transfers and to discontinue telephone and other electronic transfers. If the Company determines that your transfer patterns among the Subaccounts are disruptive to the Underlying Funds or potentially disadvantageous to Owners, the Company may among other things, restrict the availability of telephone transfers or other electronic transfers and may require that you submit transfer requests in writing via regular U.S. mail. We may also refuse to act on transfer instructions of an agent who is acting on behalf of one or more Owners. Also, certain of the Underlying Funds have in place limits on the number of transfers permitted, which limits are more restrictive than 14 per Contract Year. If we choose to discontinue your right to use telephone and other electronic transfers or to otherwise restrict the size and/or frequency of your transfers, we will so notify you in writing.

  While the Company discourages market timing and excessive short-term trading, the Company cannot always know or reasonably detect such trading, particularly if it is facilitated by authorized financial intermediaries or done through omnibus account arrangements. In addition, monitoring and discouraging market timing and excessive trading may require the cooperation of financial intermediaries, which cannot necessarily be assured.

  Contract Value  — The Contract Value is the sum of the amounts under the Contract held in each Subaccount as of any Valuation Date.

  On each Valuation Date, the amount of Contract Value allocated to any particular Subaccount will be adjusted to reflect the investment experience of that Subaccount. See "Determination of Contract Value." No minimum amount of Contract Value is guaranteed. You bear the entire investment risk relating to the investment performance of Contract Value allocated to the Subaccounts.

  Determination of Contract Value  — Your Contract Value will vary to a degree that depends upon several factors, including

    Investment performance of the Subaccounts to which you have allocated Contract Value,
    Payment of purchase payments,
    Full and partial withdrawals, and
    Charges assessed in connection with the Contract, including charges for any optional Riders selected.

  The amounts allocated to a Subaccount will be invested in shares of the corresponding Underlying Fund. The investment performance of each Subaccount will reflect increases or decreases in the net asset value per share of the corresponding Underlying Fund and any dividends or distributions declared by the Underlying Fund. Any dividends or distributions from any Underlying Fund will be automatically reinvested in shares of the same Underlying Fund, unless the Company, on behalf of the Separate Account, elects otherwise.

  Assets in the Subaccounts are divided into Accumulation Units, which are accounting units of measure used to calculate the value of an Owner's interest in a Subaccount. When you allocate purchase payments to a Subaccount, your Contract is credited with Accumulation Units. The number of Accumulation Units to be credited is determined by dividing the dollar amount, including any Credit Enhancements, allocated to the particular Subaccount by the price for the Subaccount's Accumulation Units as of the end of the Valuation Period in which the purchase payment is credited.

  In addition to purchase payments, other transactions including full or partial withdrawals, transfers, and assessment of certain charges against the Contract affect the number of Accumulation Units credited to a Contract. The number of units credited or debited in connection with any such transaction is determined by dividing the dollar amount of such transaction by the price of the Accumulation Unit of the affected Subaccount next determined after receipt of the transaction. The price of each Subaccount is determined on each Valuation Date as of the close of the New York Stock Exchange, normally 3:00 p.m. Central time. Transactions received after the cut-off time of 2:00 p.m. Central time on any Valuation Date will be effected at the Accumulation Unit value determined on the following Valuation Date. See "Cut-Off Times." The price of each Subaccount may be determined earlier if trading on the New York Stock Exchange is restricted or as permitted by the SEC.

  The number of Accumulation Units credited to a Contract shall not be changed by any subsequent change in the value of an Accumulation Unit, but the dollar value of an Accumulation Unit may vary from Valuation Date to Valuation Date depending upon the investment experience of the Subaccount and charges against the Subaccount.

  The price of each Subaccount's units initially was $10. The price of a Subaccount on any Valuation Date takes into account the following: (1) the investment performance of the Subaccount, which is based upon the investment performance of the corresponding Underlying Fund, (2) any dividends or distributions paid by the corresponding Underlying Fund, (3) the charges, if any, that may be assessed by the Company for taxes attributable to the operation of the Subaccount, (4) the base mortality and expense risk charge under the Contract of 0.85%, and (5) the administration charge under the Contract.

  The base mortality and expense risk charge of 0.85% and the administration charge, which ranges from 0.25% to 0.60%, are factored into the Accumulation Unit value or "price" of each Subaccount on each Valuation Date. The Company deducts any mortality and expense risk charge above the base charge and the charge for any optional Riders (the "Excess Charge") on a monthly basis. Each Subaccount declares a monthly dividend and the Company deducts the Excess Charge from this monthly dividend upon its reinvestment in the Subaccount. The Excess Charge is a percentage of your Contract Value allocated to the Subaccount as of the reinvestment date. The monthly dividend is paid only for the purpose of collecting the Excess Charge. Assuming that you owe a charge above the base mortality and expense risk charge and the administration charge, your Contract Value will be reduced in the amount of your Excess Charge upon reinvestment of the Subaccount's monthly dividend. The Company does not assess a pro rata Excess Charge upon a full or partial withdrawal from the Contract. The Company reserves the right to compute and deduct the Excess Charge from each Subaccount on each Valuation Date. See the Statement of Additional Information for a more detailed discussion of how the Excess Charge is deducted.

  Cut-Off Times  — Any financial transactions involving your Contract must be received by us no later than one hour prior to any announced closing of the New York Stock Exchange to be processed on the current Valuation Date. The New York Stock Exchange normally closes at 3:00 p.m. Central time so financial transactions must be received by 2:00 p.m. Central time (the "cut-off time"). Financial transactions received after the cut-off time will be processed on the following Valuation Date. Financial transactions include transfers, full and partial withdrawals and purchase payments. The Company may extend the cut-off time to 25 minutes prior to any announced closing (generally 2:35 p.m. Central time) for transfers submitted electronically through the Company's Internet web site. However, the Internet functionality is available only to Owners who have authorized their financial representatives to make financial transactions on their behalf.

  Full and Partial Withdrawals  — An Owner may make a partial withdrawal of Contract Value, or surrender the Contract for its Withdrawal Value. A full or partial withdrawal, including a systematic withdrawal, may be taken from Contract Value at any time while the Owner is living and before the Annuity Start Date, subject to limitations under the applicable plan for Qualified Plans and applicable law. A full or partial withdrawal request generally will be effective as of the end of the Valuation Period that a proper Withdrawal Request form is received by the Company at its Administrative Office; however, if a Withdrawal Request form is received on a Valuation Date after the cut-off time of 2:00 p.m. Central time, the withdrawal will be effected at the Accumulation Unit value determined on the following Valuation Date. See "Cut-Off Times." A proper written request must include the written consent of any effective assignee or irrevocable Beneficiary, if applicable.

  The proceeds received upon a full withdrawal will be the Contract's Withdrawal Value. The Withdrawal Value is equal to the Contract Value as of the end of the Valuation Period during which a proper Withdrawal Request form is received by the Company at its Administrative Office, less any applicable withdrawal charges, any pro rata account charge and any uncollected premium taxes. If an Extra Credit Rider is in effect, Contract Value will also be reduced by any Credit Enhancements that have not yet vested. See the discussion of vesting of Credit Enhancements under "Extra Credit."

  The Company requires the signature of all Owners on any request for withdrawal, and a guarantee of all such signatures to effect the transfer or exchange of all or part of the Contract for another investment. The signature guarantee must be provided by an eligible guarantor, such as a bank, broker, credit union, national securities exchange or savings association. The Company further requires that any request to transfer or exchange all or part of the Contract for another investment be made upon a transfer form provided by the Company which is available upon request.

  A partial withdrawal may be requested for a specified percentage or dollar amount of Contract Value. Each partial withdrawal must be at least $500 except systematic withdrawals discussed below. A request for a partial withdrawal will result in a payment by the Company of the amount specified in the partial withdrawal request provided there is sufficient Contract Value to meet the request. Any withdrawal charge will be deducted from remaining Contract Value, provided there is sufficient Contract Value available. Alternatively, you may request that any withdrawal charge be deducted from your payment. Upon payment, your Contract Value will be reduced by an amount equal to the payment, plus any applicable withdrawal charge, or if you requested that any withdrawal charge be deducted from your payment, your payment will be reduced by the amount of any such charge. Contract Value will also be reduced by a percentage of any Credit Enhancements that have not yet vested. See "Extra Credit." If a partial withdrawal is requested after the first Contract Year that would leave the Withdrawal Value in the Contract less than $2,000 and no Purchase Payments have been paid for three years, the Company reserves the right to treat the partial withdrawal as a request for a full withdrawal.

  The Company will deduct the amount of a partial withdrawal from the Contract Value in the Subaccounts, according to the Owner's instructions to the Company. If you do not specify the allocation, the Company will deduct the withdrawal in the same proportion that Contract Value is allocated among the Subaccounts.

  A full or partial withdrawal, including a systematic withdrawal, may be subject to a withdrawal charge if a withdrawal is made from purchase payments that have been held in the Contract for less than seven years and may be subject to a premium tax charge to reimburse the Company for any tax on premiums on a Contract that may be imposed by various states and municipalities. See "Contingent Deferred Sales Charge" and "Premium Tax Charge."

  A full or partial withdrawal, including a systematic withdrawal, may result in receipt of taxable income to the Owner and, if made prior to the Owner attaining age 59½, may be subject to a 10% penalty tax. In the case of Contracts issued in connection with retirement plans that meet the requirements of Section 403(b) or 408 of the Internal Revenue Code, reference should be made to the terms of the particular Qualified Plan for any limitations or restrictions on withdrawals. For more information, see "Restrictions on Withdrawals from Qualified Plans." The tax consequences of a withdrawal under the Contract should be carefully considered. See "Federal Tax Matters."

  Systematic Withdrawals  — The Company currently offers a feature under which you may select systematic withdrawals. Under this feature, an Owner may elect to receive systematic withdrawals while the Owner is living and before the Annuity Start Date by sending a properly completed Request for Scheduled Systematic Payments form to the Company at its Administrative Office. This option may be elected at any time. An Owner may designate the systematic withdrawal amount as a percentage of Contract Value allocated to the Subaccounts, as a fixed period, as level payments, as a specified dollar amount, as all earnings in the Contract, or based upon the life expectancy of the Owner or the Owner and a Beneficiary. An Owner also may designate the desired frequency of the systematic withdrawals, which may be monthly, quarterly, semiannually or annually. The Owner may stop or modify systematic withdrawals upon proper written request received by the Company at its Administrative Office at least 30 days in advance of the requested date of termination or modification. A proper request must include the written consent of any effective assignee or irrevocable Beneficiary, if applicable.

  Each systematic withdrawal must be at least $100. Upon payment, your Contract Value will be reduced by an amount equal to the payment proceeds plus any applicable withdrawal charge and premium tax. Contract Value will also be reduced by a percentage of any Credit Enhancements that have not yet vested. See "Extra Credit." Any systematic withdrawal that equals or exceeds the amount available for withdrawal will be treated as a full withdrawal. In no event will the amount of a systematic withdrawal exceed the Contract Value less any applicable withdrawal charges, any uncollected premium taxes, any pro rata account charge, and any reduction for Credit Enhancements that have not yet vested (the "Withdrawal Value"). The Contract will automatically terminate if a systematic withdrawal causes the Contract's Withdrawal Value to equal zero.

  The Company will effect each systematic withdrawal as of the end of the Valuation Period during which the withdrawal is scheduled. The deduction caused by the systematic withdrawal, including any applicable withdrawal charge, will be allocated to your Contract Value in the Subaccounts, as you have directed. If you do not specify the allocation, the Company will deduct the systematic withdrawal in the same proportion that Contract Value is allocated among the Subaccounts.

  The Company may, at any time, discontinue, modify, suspend or charge a fee for systematic withdrawals. You should consider carefully the tax consequences of a systematic withdrawal, including the 10% penalty tax which may be imposed on withdrawals made prior to the Owner attaining age 59½. See "Federal Tax Matters."

  Free-look Right  — You may return a Contract within the Free-Look Period, which is generally a ten-day period beginning when you receive the Contract (60 days from the date of receipt if you are purchasing the Contract to replace another life insurance or annuity contract or with the proceeds of another such contract). Purchase payments received during the Free-Look period will be allocated according to your instructions contained in the application or more recent instructions, if any. If you return your Contract during the Free-Look Period, the Company will then deem void the returned Contract and will refund to you Contract Value based upon the value of Accumulation Units next determined after we receive your Contract, plus any charges deducted from such Contract Value, less the Contract Value attributable to any Credit Enhancements.

  Death Benefit  — If the Owner dies prior to the Annuity Start Date while this Contract is in force, the Company will pay the death benefit proceeds to the Designated Beneficiary upon receipt of due proof of the Owner's death and instructions regarding payment to the Designated Beneficiary. If there are Joint Owners, the death benefit proceeds will be payable upon receipt of due proof of death of either Owner and instructions regarding payment.

  If the surviving spouse of the deceased Owner is the sole Designated Beneficiary, such spouse may elect to continue the Contract in force, subject to certain limitations. See "Distribution Requirements." If the Owner is not a natural person, the death benefit proceeds will be payable upon receipt of due proof of death of the Annuitant prior to the Annuity Start Date and instructions regarding payment. If the death of the Owner occurs on or after the Annuity Start Date, any death benefit will be determined according to the terms of the Annuity Option. See "Annuity Options."

  The death benefit proceeds will be the death benefit reduced by any pro rata account charge and any uncollected premium tax. If the age of each Owner was 80 or younger on the Contract Date and an Owner dies prior to the Annuity Start Date while this Contract is in force, the amount of the death benefit will be the greater of:

    The sum of all purchase payments (not including any Credit Enhancements if an Extra Credit Rider was in effect), less any reductions caused by previous withdrawals, including withdrawal charges, or

    The Contract Value on the date due proof of death and instructions regarding payment are received by the Company (less any Credit Enhancements applied during the 12 months prior to the date of the Owner's death).

  If any Owner was age 81 or older on the Contract Date, or if due proof of death and instructions regarding payment are not received by the Company at its Administrative Office within six months of the date of the Owner's death, the death benefit will be as set forth in item 2 above.

  If you purchased the Annual Stepped Up Death Benefit Rider, your death benefit will be determined in accordance with the terms of the Rider. See the discussion of the Annual Stepped Up Death Benefit Rider. Your death benefit proceeds under the Rider will be the death benefit reduced by any pro rata account charge and any uncollected premium tax.

  The death benefit proceeds will be paid to the Designated Beneficiary in a single sum or under one of the Annuity Options, as elected by the Designated Beneficiary. However, if the Participant has completed a restricted beneficiary designation form, the death benefit proceeds will be paid to the Designated Beneficiary in the manner specified on the form. If the Designated Beneficiary is to receive annuity payments under an Annuity Option, there may be limits under applicable law on the amount and duration of payments that the Beneficiary may receive, and requirements respecting timing of payments. A tax adviser should be consulted in considering Annuity Options. See "Federal Tax Matters" and "Distribution Requirements" for a discussion of the tax consequences in the event of death.

  Distribution Requirements  — For Contracts issued in connection with a Non-Qualified Plan, if the surviving spouse of the deceased Owner is the sole Designated Beneficiary, such spouse may elect to continue this Contract in force until the earliest of the spouse's death or the Annuity Start Date or receive the death benefit proceeds.

  For any Designated Beneficiary other than a surviving spouse, only those options may be chosen that provide for complete distribution of such Owner's interest in the Contract within five years of the death of the Owner. If the Designated Beneficiary is a natural person, that person alternatively can elect to begin receiving annuity payments within one year of the Owner's death over a period not extending beyond his or her life or life expectancy. If the Owner of the Contract is not a natural person, these distribution rules are applicable upon the death of or a change in the primary Annuitant.

  For Contracts issued in connection with a Qualified Plan, the terms of the particular Qualified Plan and the Internal Revenue Code should be reviewed with respect to limitations or restrictions on distributions following the death of the Owner or Annuitant. Because the rules applicable to Qualified Plans are extremely complex, a competent tax adviser should be consulted.

  Death of the Annuitant  — If the Annuitant dies prior to the Annuity Start Date, and the Owner is a natural person and is not the Annuitant, no death benefit proceeds will be payable under the Contract. The Owner may name a new Annuitant within 30 days of the Annuitant's death. If a new Annuitant is not named, the Company will designate the Owner as Annuitant. On the death of the Annuitant after the Annuity Start Date, any guaranteed payments remaining unpaid will continue to be paid to the Designated Beneficiary pursuant to the Annuity Option in force at the date of death.

  Charges and Deductions

  Contingent Deferred Sales Charge  — The Company does not deduct sales charges from purchase payments before allocating them to Contract Value. However, except as set forth below, the Company may assess a contingent deferred sales charge (which may also be referred to as a "withdrawal charge") on a full or partial withdrawal, including systematic withdrawals, depending on how long your purchase payments have been held under the Contract.

  The Company will waive the withdrawal charge on withdrawals to the extent that total withdrawals in a Contract Year, including systematic withdrawals, do not exceed the Free Withdrawal amount. The Free Withdrawal amount is equal in the first Contract Year, to 10% of purchase payments, excluding any Credit Enhancements, made during the year and for any subsequent Contract Year, to 10% of Contract Value as of the first day of that Contract Year. In addition, the Company will waive the withdrawal charge on withdrawals made to pay the fees of your registered investment adviser, provided that your adviser has entered into a variable annuity adviser agreement with the Company or an affiliate thereof. Such a withdrawal to pay advisory fees will not reduce the Free Withdrawal amount.

  The withdrawal charge applies to the portion of any withdrawal, consisting of purchase payments, that exceeds the Free Withdrawal amount. For purposes of determining the withdrawal charge, withdrawals are considered to come first from purchase payments in the order they were received and then from earnings. The withdrawal charge does not apply to withdrawals of earnings. Free withdrawal amounts and free advisory fee withdrawals do not reduce purchase payments for the purpose of determining future withdrawal charges.

  The amount of the charge will depend on how long your purchase payments have been held under the Contract. Each purchase payment you make is considered to have a certain "age," depending on the length of time since the purchase payment was effective. A purchase payment is "age one" in the year beginning on the date the purchase payment is received by the Company and increases in age each year thereafter. The withdrawal charge is calculated according to the following schedule:

Purchase Payment Age (in years)	Withdrawal Charge
1	7%
2	7%
3	6%
4	5%
5	4%
6	3%
7	2%
8 and over	0%

  In no event will the amount of any withdrawal charge, when added to such charge previously assessed against any amount withdrawn from the Contract, exceed 7% of purchase payments paid under the Contract. In addition, no withdrawal charge will be imposed upon: (1) payment of death benefit proceeds; (2) annuity payments; or (3) withdrawals made to pay the fees of your registered investment adviser, provided that your adviser has entered into a variable annuity adviser agreement with the Company or an affiliate thereof. The Company will waive the withdrawal charge in the event of a withdrawal after an Owner has become totally and permanently disabled after the Contract Date and prior to age 65. The Company will assess the withdrawal charge against the Subaccounts in the same proportion as the withdrawal proceeds are allocated.

  The Company pays sales commissions to broker-dealers and other expenses associated with the promotion and sales of the Contract. The withdrawal charge is designed to reimburse the Company for these costs, although it is expected that actual expenses will be greater than the amount of the charge. To the extent that all sales expenses are not recovered from the charge, such expenses may be recovered from other charges, including amounts derived indirectly from the charge for mortality and expense risk. Broker-dealers may receive aggregate commissions of up to 6.5% of aggregate purchase payments. The Company also may pay override payments, expense allowances, bonuses, wholesaler fees and training allowances. Registered representatives earn commissions from the broker-dealers with which they are affiliated and such arrangements will vary. In addition, registered representatives may be eligible under programs adopted by the Company to receive non-cash compensation such as expense-paid due diligence trips and educational seminars. No compensation will be offered to the extent it is prohibited by the laws of any state or self-regulatory agency, such as the NASD.

  Mortality and Expense Risk Charge  — The Company deducts a charge for mortality and expense risks assumed by the Company under the Contract. The Company deducts a daily base charge equal to 0.85%, on an annual basis, of each Subaccount's average daily net assets. If you are subject to mortality and expense risk charge above the base charge, the Company deducts it from your Contract Value on a monthly basis. The mortality and expense risk charge amount is determined each month by reference to the amount of your Contract Value, as set forth in the table below.

Contract Value	Annual Mortality and Expense Risk Charge
Less than $25,000	1.10%
At least $25,000 but less than $100,000	0.95%
$100,000 or more	0.85%

  During the Annuity Period, the mortality and expense risk charge is 1.25%, in lieu of the amounts set forth above. The mortality and expense risk charge is intended to compensate the Company for certain mortality and expense risks the Company assumes in offering and administering the Contract and in operating the Subaccounts.

  The expense risk is the risk that the Company's actual expenses in issuing and administering the Contract and operating the Subaccounts will be more than the charges assessed for such expenses. The mortality risk borne by the Company is the risk that Annuitants, as a group, will live longer than the Company's actuarial tables predict. In this event, the Company guarantees that annuity payments will not be affected by a change in mortality experience that results in the payment of greater annuity income than assumed under the Annuity Options in the Contract. The Company also assumes a mortality risk in connection with the death benefit under the Contract.

  The Company may ultimately realize a profit from this charge to the extent it is not needed to cover mortality and administrative expenses, but the Company may realize a loss to the extent the charge is not sufficient. The Company may use any profit derived from this charge for any lawful purpose, including distribution expenses. See "Determination of Contract Value" for more information about how the Company deducts the mortality and expense risk charge.

  Administration Charge  — The Company deducts a daily administration charge equal to an annual percentage rate of each Subaccount's average daily net assets. The administration charge varies by Subaccount and is 0.25% for the SBL Global and SBL Small Cap Value Subaccounts; 0.45% for each of the Rydex Subaccounts; 0.50% for the Federated High Income Bond II, Fidelity VIP Contrafund, Fidelity VIP Investment-Grade Bond, Fidelity VIP Growth Opportunities, RVT CLS AdvisorOne Amerigo, and RVT CLS AdvisorOne Clermont Subaccounts; 0.55% for the Fidelity VIP Index 500, PIMCO VIT Real Return, PIMCO VIT Total Return and Strong Opportunity Subaccounts; and 0.60% for the AIM V.I. Capital Appreciation, Federated Fund for U.S. Government Securities II, Franklin Small Cap, Neuberger Berman AMT Guardian, Neuberger Berman AMT Partners, Templeton Developing Markets, and Templeton Foreign Securities Subaccounts. The purpose of this charge is to compensate the Company for the expenses associated with administration of the Contract and operation of the Subaccounts.

  Account Administration Charge  — The Company deducts an account administration charge of $30.00 from Contract Value at each Contract Anniversary. The Company will waive the charge if your Contract Value is $50,000 or more on the date the charge is to be deducted. The Company will deduct a pro rata account administration charge (1) upon a full withdrawal; (2) upon the Annuity Start Date; and (3) upon payment of a death benefit. This charge is not deducted during the Annuity Period. The purpose of the charge is to compensate the Company for the expenses associated with administration of the Contract.

  Premium Tax Charge  — Various states and municipalities impose a tax on premiums on annuity contracts received by insurance companies. Whether or not a premium tax is imposed will depend upon, among other things, the Owner's state of residence, the Annuitant's state of residence, and the insurance tax laws and the Company's status in a particular state. The Company assesses a premium tax charge to reimburse itself for premium taxes that it incurs in connection with a Contract. The Company deducts this charge when due, typically upon the Annuity Start Date or payment of a purchase payment. The Company may deduct premium tax upon a full or partial withdrawal if a premium tax has been incurred and is not refundable. No premium tax is currently imposed in the State of New York. The Company reserves the right to deduct premium taxes when due or any time thereafter. Premium tax rates currently range from 0% to 3.5%, but are subject to change by a governmental entity.

  Other Charges  — The Company may charge the Separate Account or the Subaccounts for the federal, state, or local taxes incurred by the Company that are attributable to the Separate Account or the Subaccounts, or to the operations of the Company with respect to the Contract, or that are attributable to payment of premiums or acquisition costs under the Contracts. No such charge is currently assessed. See "Tax Status of the Company and the Separate Account" and "Charge for the Company's Taxes."

  Variations in Charges  — The Company may reduce or waive the amount of the contingent deferred sales charge and certain other charges for a Contract where the expenses associated with the sale of the Contract or the administrative and maintenance costs associated with the Contract are reduced for reasons such as the amount of the initial purchase payment or projected purchase payments or the Contract is sold in connection with a group or sponsored arrangement.

  Guarantee of Certain Charges  — The Company guarantees that: (1) the charge for mortality and expense risks will not exceed an annual rate of 1.10% (1.25% during the Annuity Period) of each Subaccount's average daily net assets; (2) the administration charge will not exceed an annual rate of 0.60% of each Subaccount's average daily net assets; and (3) the account administration charge will not exceed $30 per year.

  Underlying Fund Expenses  — Each Subaccount of the Separate Account purchases shares at the net asset value of the corresponding Underlying Fund. Each Underlying Fund's net asset value reflects the investment advisory fee and other expenses that are deducted from the assets of the Underlying Fund. These fees and expenses are not deducted from the Subaccounts, but are paid from the assets of the corresponding Underlying Fund. As a result, the Owner indirectly bears a pro rata portion of such fees and expenses. The advisory fees and other expenses, if any, which are more fully described in each Underlying Fund's prospectus, are not specified or fixed under the terms of the Contract.

  Optional Rider Charges

  In addition to the charges and deductions discussed above, you may purchase certain optional Riders under the Contract. The Company makes each Rider available only at issue, except the Guaranteed Minimum Withdrawal Benefit Rider, which is also available for purchase on a Contract Anniversary. You may not terminate a Rider after issue, unless otherwise stated. The Company deducts a monthly charge from Contract Value for any Riders elected by the Owner. The Company generally will deduct the monthly Rider charge from Contract Value beginning on the Contract Date and ending on the Annuity Start Date. The charge for the Extra Credit Rider, however, is deducted only during the seven-year period beginning on the Contract Date. The amount of the charge is equal to a percentage, on an annual basis, of your Contract Value. Each Rider and its charge are listed below. You may not select Riders with a total charge that exceeds 2.00% of Contract Value.

  Guaranteed Minimum Income Benefit  — This Rider makes available a minimum amount for the purchase of a fixed Annuity ("Minimum Income Benefit"). The Minimum Income Benefit is equal to Purchase Payments and any Credit Enhancements, net of any premium tax, less an adjustment for Withdrawals, increased at an annual effective rate of interest of 3% or 5%, as elected in the application; provided, however, that the amount of the Minimum Income Benefit shall not exceed an amount equal to 200% of purchase payments (not including any Credit Enhancements), net of premium tax and any withdrawals, including withdrawal charges. (If you elect the Guaranteed Minimum Income Benefit at 5%, please note that the Company will credit a maximum rate of 4% for amounts allocated to the Rydex VT U.S. Government Money Market Subaccount; however, you will still pay the Rider charge applicable to the 5% rate.)

  In crediting interest, the Company takes into account the timing of when each purchase payment and withdrawal occurred and accrues such interest until the earlier of: (1) the Annuity Start Date, or (2) the Contract Anniversary following the oldest Annuitant's 80th birthday. In the event of a withdrawal, the Minimum Income Benefit is reduced as of the date of the withdrawal by a percentage found by dividing the withdrawal amount, including any withdrawal charges, by Contract Value immediately prior to the withdrawal.

  You may apply the Minimum Income Benefit, less any applicable Premium tax and pro rata account administration charge, to purchase a fixed Annuity within 30 days of any Contract Anniversary following the 10th Contract Anniversary. You may apply the Minimum Income Benefit to purchase only a fixed Annuity under Option 2, life income with a 10-year period certain, or Option 4, joint and last survivor with a 10-year period certain. See the discussion of Options 2 and 4 under "Annuity Options." The Annuity rates for this Rider are based upon the 1983(a) mortality table with mortality improvement under projection scale G projected for 45 years and an interest rate of 2½%. This Rider is available only if the age of the Owner at the time the Contract is issued is age 79 or younger. The charge for this Rider varies based upon the interest rate selected as set forth below:

Interest Rate	Rider Charge
3%	0.25%
5%	0.40%

  Annual Stepped Up Death Benefit  — This Rider makes available an enhanced death benefit upon the death of the Owner or any Joint Owner prior to the Annuity Start Date. The death benefit proceeds will be the death benefit reduced by any pro rata account administration charge and any uncollected premium tax. If an Extra Credit Rider was in effect, the death benefit also will be reduced by any Credit Enhancements applied during the 12 months preceding the Owner's date of death; provided that the death benefit defined in 1 below will not be so reduced. If an Owner dies prior to the Annuity Start Date, the amount of the death benefit under this Rider will be the greatest of:

    The sum of all purchase payments (not including any Credit Enhancements), less any withdrawals and withdrawal charges;
    The Contract Value on the date due proof of death and instructions regarding payment for each Designated Beneficiary are received by the Company; or
    The Stepped Up Death Benefit.

  The Stepped Up Death Benefit is the largest result for the following calculation as of the date of receipt of instructions regarding payment of the death benefit:

    The largest Contract Value on any Contract Anniversary that occurs prior to the oldest Owner attaining age 81, plus
    Any purchase payments received by the Company since the applicable Contract Anniversary; less
    An adjustment for any withdrawals and withdrawal charges made since the applicable anniversary. In the event of a withdrawal, the Stepped Up Death Benefit is reduced as of the date of the withdrawal by a percentage found by dividing the withdrawal amount, including any withdrawal charges, by Contract Value immediately prior to the withdrawal.

  If an Owner dies prior to the Annuity Start Date, but due proof of death and instructions regarding payment are not received by the Company at its Administrative Office within 12 months of the date of the Owner's death, the death benefit will be as set forth in item 2 above.

  The charge for this Rider is 0.25%. See the discussion under "Death Benefit."

  Guaranteed Minimum Withdrawal Benefit  — You may purchase this Rider when you purchase the Contract or on any Contract Anniversary. If you elect this Rider when you purchase the Contract, your "Benefit Amount" is equal to a percentage of the initial purchase payment including any Credit Enhancement. If you purchase the Rider on a Contract Anniversary, your Benefit Amount is equal to a percentage of your Contract Value on the date we add this Rider to your Contract. The Benefit Amount is reduced as you take Annual Withdrawal Amounts, and the Benefit Amount as so reduced is referred to as the "Remaining Benefit Amount."

  Under this Rider, you may withdraw up to a specified amount each Contract Year (the "Annual Withdrawal Amount"), regardless of market performance, until the Remaining Benefit Amount is reduced to $0. The Annual Withdrawal Amount initially is a percentage of the initial purchase payment including any Credit Enhancement (or Contract Value on the purchase date of the Rider if the Rider is purchased on a Contract Anniversary). You may select one of the following combinations of Annual Withdrawal Amount and Benefit Amount:

Annual Withdrawal Amount*	Benefit Amount*
5%	130%
6%	110%
7%	100%
*A percentage of the initial purchase payment including any Credit Enhancement (or Contract Value on the purchase date of the Rider if the Rider is purchased on a Contract Anniversary).

  If you do not take all of the Annual Withdrawal Amount during a Contract Year, you may not carry over any unused portion to the next Contract Year. The Annual Withdrawal Amount can be taken in one withdrawal or multiple withdrawals during the Contract Year. You can continue to take up to the Annual Withdrawal Amount each Contract Year until the Remaining Benefit Amount is depleted.

  If you take more than the Annual Withdrawal Amount in a Contract Year, we will recalculate the Remaining Benefit Amount, and your Annual Withdrawal Amount may be lower in the future. Withdrawals under this Rider reduce Contract Value by the amount of the withdrawal, including any applicable withdrawal charges or premium taxes and any forfeited Credit Enhancements; provided that withdrawals of the Annual Withdrawal Amount are not subject to a withdrawal charge. Any withdrawal up to the Annual Withdrawal Amount in a Contract Year reduces the Free Withdrawal amount otherwise available in that Contract Year, and withdrawals, including withdrawals of the Annual Withdrawal Amount, may result in forfeiture of Credit Enhancements if you have an Extra Credit Rider in effect. Please see the discussion under "Contingent Deferred Sales Charge" and "Extra Credit." Withdrawals, including withdrawals of the Annual Withdrawal Amount, may result in receipt of taxable income to the Owner and, if made prior to the Owner attaining age 59½, may be subject to a 10% penalty tax. Please see "Federal Tax Matters."

  The Annual Withdrawal Amount will remain the same each Contract Year unless you make additional purchase payments after the purchase date of the rider, withdraw more than the Annual Withdrawal Amount in a Contract Year, or elect to reset the Remaining Benefit Amount as discussed below. If additional purchase payments are made, the Annual Withdrawal Amount will increase by an amount equal to 5%, 6% or 7% of the purchase payment including any Credit Enhancement, and the Remaining Benefit Amount will increase by an amount equal to 130%, 110% or 100% of the purchase payment including any Credit Enhancement, depending on which combination of Annual Withdrawal Amount and Benefit Amount you have selected. The Annual Withdrawal Amount and Remaining Benefit Amount are recalculated in the event of a withdrawal in a Contract Year that exceeds the Annual Withdrawal Amount as follows. The Annual Withdrawal Amount and Remaining Benefit Amount respectively are reduced by an amount equal to a percentage of the Annual Withdrawal Amount and Remaining Benefit Amount determined by dividing the excess withdrawal amount by Contract Value after deduction of any Annual Withdrawal Amount included in the withdrawal.

  After the fifth anniversary of the purchase of this Rider, you may elect to reset the Remaining Benefit Amount to an amount equal to Contract Value on the reset date and the Annual Withdrawal Amount to 5%, 6% or 7%, as applicable, of Contract Value on that date; provided, however, that the Annual Withdrawal Amount will remain the same if the current Annual Withdrawal Amount is greater than the reset amount. Once a reset election has been made, you may not elect another reset until after the fifth anniversary of the prior reset date. The Company reserves the right to require that resets be effected on a Contract Anniversary and the Rider charge may be increased in the event that you elect a reset; provided, however, that such charge will not exceed 1.10%.

  While this Rider is in effect, we reserve the right to restrict subsequent purchase payments. This Rider will terminate upon the earliest of: (1) termination of the Contract, (2) the Annuity Start Date, (3) any Valuation Date on which Contract Value and the Remaining Benefit Amount are equal to $0, (4) a full withdrawal of Contract Value pursuant to a withdrawal that exceeds the Annual Withdrawal Amount for that Contract Year, or (5) upon the first death of any Owner, or if the Owner is a non-natural person, the death of an Annuitant or a Joint Owner that is a natural person. This Rider may not be reinstated by purchase payments or reset after such termination. This Rider is available only if the age of each Owner and Annuitant at the time the Rider is purchased is age 85 or younger. The charge for this Rider is 0.55%. The Company reserves the right to increase the Rider charge at the time of any reset; however, the Company guarantees the Rider charge upon reset will not exceed 1.10% on an annual basis.

  Extra Credit  — This Rider makes available a Credit Enhancement, which is an amount added to your Contract Value by the Company. You may purchase this Rider only at issue. A Credit Enhancement of 3%, 4% or 5% of purchase payments, as elected in the application, will be added to Contract Value for each purchase payment made in the first Contract Year. Any Credit Enhancement will be allocated among the Subaccounts in the same proportion as your purchase payment. This Rider is available only if the age of any Owner on the Contract Date is age 80 or younger.

  In the event of a full or partial withdrawal, the Company will recapture all or part of any Credit Enhancement that has not yet vested. An amount equal to 1/7 of the Credit Enhancement will vest as of each anniversary of the Rider's date of issue and the Credit Enhancement will be fully vested at the end of seven years from that date. The amount to be forfeited in the event of a withdrawal is equal to a percentage of the Credit Enhancement that has not yet vested. The percentage is determined for each withdrawal as of the date of the withdrawal by dividing:

    The amount of the withdrawal, including any withdrawal charges, by
    Contract Value immediately prior to the withdrawal.

  The Company will recapture Credit Enhancements on withdrawals only to the extent that total withdrawals in a Contract Year, including systematic withdrawals, exceed the Free Withdrawal amount. The Free Withdrawal amount is equal in the first Contract Year, to 10% of purchase payments, excluding any Credit Enhancements, made during the year and, for any subsequent Contract Year, to 10% of Contract Value as of the first day of that Contract Year. In addition, the Company does not recapture Credit Enhancements on withdrawals made to pay the fees of your registered investment adviser, provided that your adviser has entered into a variable annuity adviser agreement with the Company or an affiliate thereof.

  The charge for this Rider will be deducted for a period of seven years from the Contract Date. The charge varies based upon the Credit Enhancement rate selected as set forth below:

Credit Enhancement Rate	Rider Charge
3%	0.40%
4%	0.55%
5%	0.70%

  You may not at any time have more than one Extra Credit Rider in effect on your Contract.

  The Company may recapture Credit Enhancements in the event of a full or partial withdrawal as discussed above. If you exercise your right to return the Contract during the Free-Look period, your Contract Value will be reduced by the value of any Credit Enhancements applied. See "Free-Look Right." Death benefit proceeds may exclude all or part of any Credit Enhancements. See "Death Benefit" and the discussion of the Annual Stepped Up Death Benefit, above.

  The Company expects to make a profit from the charge for this Rider and funds payment of the Credit Enhancements through the Rider charge and the vesting schedule. The Extra Credit Rider would make sense for you only if you expect your average annual return (net of expenses of the Contract and the Underlying Funds) to exceed the applicable amount set forth in the table below, and you do not expect to make purchase payments to the Contract after the first Contract Year. The returns below represent the amount that must be earned each year during the seven-year period beginning on the Contract Date to break even on the Rider. The rate of return assumes that all purchase payments are made during the first Contract Year when the Credit Enhancement is applied to purchase payments. If purchase payments are made in subsequent Contract Years, the applicable Rider charge will be higher and no offsetting Credit Enhancement will be available. As a result, the rate of return required to break even would be higher.

  If your actual returns are greater than the amount set forth below and you make no purchase payments after the first Contract Year, you will profit from the purchase of the Rider. If your actual returns are less, for example, in a down market, you will be worse off than if you had not purchased the Rider. Please note that the returns below are net of Contract and Underlying Fund expenses so that you would need to earn the amount in the table plus the amount of applicable expenses to break even on the Rider.

Interest Rate	Rate of Return (net of expenses)
3%	-5.00%
4%	-1.50%
5%	0.80%

  Alternative Withdrawal Charge  — This Rider makes available an alternative withdrawal charge schedule. You may select one of the following schedules at the time of purchase of the Rider, which is available only at issue.

0-Year Schedule		4-Year Schedule
Purchase Payment Age (in years)	Withdrawal Charge	Purchase Payment Age (in years)	Withdrawal Charge
0 and over	0%	1	7%
		2	7%
		3	6%
		4	5%
		5 and over	0%

  The charge for this Rider is 0.60% if you select the 0-year schedule and 0.45% if you select the 4-year schedule. If you purchase this Rider, the withdrawal charge above will apply in lieu of the 7-year withdrawal charge schedule described under "Contingent Deferred Sales Charge." (Prior to October 1, 2004, the charge for the 0-year schedule was 0.35%. If you purchased the 0-year schedule prior to October 1, 2004, the charge of 0.35% imposed under your Contract is not affected by the change in the rider charge, which applies only to Contracts issued on or after October 1, 2004.) If you have also purchased an Extra Credit Rider, you may forfeit all or part of any Credit Enhancement in the event of a full or partial withdrawal. See "Extra Credit."

  Annuity Period

  General  — You select the Annuity Start Date at the time of application. The Annuity Start Date must not be earlier than the 12-month anniversary of the Contract Date and may not be deferred beyond the later of the Annuitant's 90th birthday or the tenth annual Contract Anniversary, although the terms of a Qualified Plan and the laws of certain states may require that you start annuity payments at an earlier age. If you do not select an Annuity Start Date, the Annuity Start Date will be the later of the Annuitant's 70th birthday or the tenth annual Contract Anniversary. If you do not select an Annuity Option, annuity payments will not begin until you make a selection, which may be after the Annuity Start Date. See "Selection of an Option." If there are Joint Annuitants, the birth date of the older Annuitant will be used to determine the latest Annuity Start Date.

  On the Annuity Start Date, the proceeds under the Contract will be applied to provide an Annuity under one of the options described below. Each option is available as a variable Annuity for use with the Subaccounts. Variable annuity payments will fluctuate with the investment performance of the applicable Subaccounts. The proceeds under the Contract will be equal to your Contract Value as of the Annuity Start Date, reduced by any applicable premium taxes and a pro rata account administration charge, if applicable.

  The Contract provides for six Annuity Options. The Company may make other Annuity Options available upon request. Annuity payments under Annuity Options 1 through 6 are based upon annuity rates that vary with the Annuity Option selected. In the case of Options 1 through 4 and 6, the annuity rates will vary based on the age and sex of the Annuitant, except that unisex rates are available where required by law. The annuity rates reflect your life expectancy based upon your age as of the Annuity Start Date and your gender, unless unisex rates apply. The annuity rates are based upon the 1983(a) mortality table and are adjusted to reflect an assumed interest rate of 3.5%, compounded annually.

  Annuity Options 1 through 4 and 6 provide for payments to be made during the lifetime of the Annuitant. Annuity payments under such options cease in the event of the Annuitant's death, unless the option provides for a guaranteed minimum number of payments, for example a life income with guaranteed payments of 5, 10, 15 or 20 years. The level of annuity payments will be greater for shorter guaranteed periods and less for longer guaranteed periods. Similarly, payments will be greater for life annuities than for joint and survivor annuities, because payments for life annuities are expected to be made for a shorter period.

  You may elect to receive annuity payments on a monthly, quarterly, semiannual, or annual basis, although no payments will be made for less than $100. If the frequency of payments selected would result in payments of less than $100, the Company reserves the right to change the frequency. For example, if you select monthly payments and your payment amount would be $75 per month, the Company could elect to change your payment frequency to quarterly as less frequent payments will result in a larger payment amount (assuming the same amount is applied to purchase the annuity).

  You may designate or change an Annuity Start Date, Annuity Option, or Annuitant, provided proper written notice is received by the Company at its Administrative Office at least 30 days prior to the Annuity Start Date set forth in the Contract. The date selected as the new Annuity Start Date must be at least 30 days after the date written notice requesting a change of Annuity Start Date is received at the Company's Administrative Office.

  Once annuity payments have commenced under Annuity Options 1 through 4 and 6, an Annuitant or Owner cannot change the Annuity Option and cannot surrender his or her annuity and receive a lump-sum settlement in lieu thereof. Under Annuity Option 5, full or partial withdrawals may be made after the Annuity Start Date, subject to any applicable withdrawal charge. The Contract specifies annuity tables for Annuity Options 1 through 6, described below. The tables contain the guaranteed minimum dollar amount (per $1,000 applied) of the first annuity payment for a variable Annuity.

  Annuity Options  —

  Option 1 — Life Income. Periodic annuity payments will be made during the lifetime of the Annuitant. It is possible under this Option for any Annuitant to receive only one annuity payment if the Annuitant's death occurred prior to the due date of the second annuity payment, two if death occurred prior to the due date of the third annuity payment, etc. There is no minimum number of payments guaranteed under this option. Payments will cease upon the death of the Annuitant regardless of the number of payments received.

  Option 2 — Life Income With Guaranteed Payments of 5, 10, 15 or 20 Years. Periodic annuity payments will be made during the lifetime of the Annuitant with the promise that if, at the death of the Annuitant, payments have been made for less than a stated period, which may be five, ten, fifteen or twenty years, as elected by the Owner, annuity payments will be continued during the remainder of such period to the Designated Beneficiary. Upon the Annuitant's death after the period certain, no further annuity payments will be made.

  Option 3 — Life With Installment or Unit Refund Option. Periodic annuity payments will be made during the lifetime of the Annuitant with the promise that, if at the death of the Annuitant, the number of payments that has been made is less than the number determined by dividing the amount applied under this Option by the amount of the first payment, annuity payments will be continued to the Designated Beneficiary until that number of payments has been made.

  Option 4 — Joint and Last Survivor. Annuity payments will be made as long as either Annuitant is living. Upon the death of one Annuitant, annuity payments continue to the surviving Annuitant at the same or a reduced level of 75%, 66 2/3% or 50% of annuity payments as elected by the Owner at the time the Annuity Option is selected. The number of Annuity Units used to determine the annuity payment is reduced as of the first annuity payment following the Annuitant's death. It is possible under this Option for only one annuity payment to be made if both Annuitants died prior to the second annuity payment due date, two if both died prior to the third annuity payment due date, etc. As in the case of Option 1, there is no minimum number of payments guaranteed under this Option. Payments cease upon the death of the last surviving Annuitant, regardless of the number of payments received.

  Option 5 — Period Certain. Periodic annuity payments will be made for a stated period, which may be 10, 15 or 20 years, as elected by the Owner. If the Annuitant dies prior to the end of the period, the remaining payments will be made to the Designated Beneficiary.

  Option 6 — Joint and Contingent Survivor Option. Periodic annuity payments will be made during the life of the primary Annuitant. Upon the death of the primary Annuitant, payments will be made to the contingent Annuitant during his or her life. If the contingent Annuitant is not living upon the death of the primary Annuitant, no payments will be made to the contingent Annuitant. It is possible under this Option for only one annuity payment to be made if both Annuitants died prior to the second annuity payment due date, two if both died prior to the third annuity payment due date, etc. As in the case of Options 1 and 4, there is no minimum number of payments guaranteed under this Option. Payments cease upon the death of the last surviving Annuitant, regardless of the number of payments received.

  Value of Variable Annuity Payments: Assumed Interest Rate. The annuity tables in the Contract which are used to calculate variable annuity payments for Annuity Options 1 through 4 and 6 are based on an "assumed interest rate" of 3½%, compounded annually. Variable annuity payments generally increase or decrease from one annuity payment date to the next based upon the performance of the applicable Subaccounts during the interim period adjusted for the assumed interest rate. If the performance of the Subaccount selected is equal to the assumed interest rate, the annuity payments will remain constant. If the performance of the Subaccounts is greater than the assumed interest rate, the annuity payments will increase and if it is less than the assumed interest rate, the annuity payments will decline. A higher assumed interest rate would mean a higher initial annuity payment but the amount of the annuity payment would increase more slowly in a rising market (or the amount of the annuity payment would decline more rapidly in a declining market). A lower assumption would have the opposite effect.

  The Company calculates variable annuity payments under Options 1 through 6 using Annuity Units. The value of an Annuity Unit for each Subaccount is determined as of each Valuation Date and was initially $1.00. The Annuity Unit value of a Subaccount as of any subsequent Valuation Date is determined by adjusting the Annuity Unit value on the previous Valuation Date for (1) the interim performance of the corresponding Underlying Fund; (2) any dividends or distributions paid by the corresponding Underlying Fund; (3) the mortality and expense risk and administration charges; (4) the charges, if any, that may be assessed by the Company for taxes attributable to the operation of the Subaccount; and (5) the assumed interest rate.

  The Company determines the number of Annuity Units used to calculate each variable annuity payment as of the Annuity Start Date. As discussed above, the Contract specifies annuity rates for Options 1 through 6 for each $1,000 applied to an Annuity Option. The proceeds under the Contract as of the Annuity Start Date, are divided by $1,000 and the result is multiplied by the rate per $1,000 specified in the annuity tables to determine the initial annuity payment for a variable annuity.

  On the Annuity Start Date, the Company divides the initial variable annuity payment by the value as of that date of the Annuity Unit for the applicable Subaccount to determine the number of Annuity Units to be used in calculating subsequent annuity payments. If variable annuity payments are allocated to more than one Subaccount, the number of Annuity Units will be determined by dividing the portion of the initial variable annuity payment allocated to a Subaccount by the value of that Subaccount's Annuity Unit as of the Annuity Start Date. The initial variable annuity payment is allocated to the Subaccounts in the same proportion as the Contract Value is allocated as of the Annuity Start Date. The number of Annuity Units will remain constant for subsequent annuity payments, unless the Owner exchanges Annuity Units among Subaccounts or makes a withdrawal under Option 5.

  Subsequent variable annuity payments are calculated by multiplying the number of Annuity Units allocated to a Subaccount by the value of the Annuity Unit as of the date of the annuity payment. If the annuity payment is allocated to more than one Subaccount, the annuity payment is equal to the sum of the payment amount determined for each Subaccount.

  Selection of an Option  — You should carefully review the Annuity Options with your financial or tax adviser. For Contracts used in connection with a Qualified Plan, reference should be made to the terms of the particular plan and the requirements of the Internal Revenue Code for pertinent limitations respecting annuity payments and other matters. For instance, Qualified Plans generally require that annuity payments begin no later than April 1 of the calendar year following the year in which the Annuitant reaches age 70½. In addition, under a Qualified Plan, the period elected for receipt of annuity payments under Annuity Options (other than Life Income) generally may be no longer than the joint life expectancy of the Annuitant and beneficiary in the year that the Annuitant reaches age 70½, and must be shorter than such joint life expectancy if the beneficiary is not the Annuitant's spouse and is more than ten years younger than the Annuitant.

  For a Non-Qualified Plan, the Company does not allow annuity payments to be deferred beyond the later of the Annuitant's 90th birthday or the tenth annual Contract Anniversary.

  More About the Contract

  Ownership  — The Owner is the person named as such in the application or in any later change shown in the Company's records. While living, the Owner alone has the right to receive all benefits and exercise all rights that the Contract grants or the Company allows. The Owner may be an entity that is not a living person such as a trust or corporation referred to herein as "Non-Natural Persons." See "Federal Tax Matters."

  Joint Owners. The Joint Owners will be joint tenants with rights of survivorship and upon the death of an Owner, the surviving Owner shall be the sole Owner. Any Contract transaction requires the signature of all persons named jointly.

  Designation and Change of Beneficiary  — The Designated Beneficiary is the person having the right to the death benefit, if any, payable upon the death of the Owner or Joint Owner prior to the Annuity Start Date. The Designated Beneficiary is the first person on the following list who, if a natural person, is alive on the date of death of the Owner or the Joint Owner: the Owner; the Joint Owner; the Primary Beneficiary; the Secondary Beneficiary; the Annuitant; or if none of the above are alive, the Owner's estate. The Primary Beneficiary is the individual named as such in the application or any later change shown in the Company's records. The Primary Beneficiary, if a natural person, will receive the death benefit of the Contract only if he or she is alive on the date of death of both the Owner and any Joint Owner prior to the Annuity Start Date. Because the death benefit of the Contract goes to the first person on the above list who, if a natural person, is alive on the date of death of any Owner, careful consideration should be given to the manner in which the Contract is registered, as well as the designation of the Primary Beneficiary. The Owner may change the Primary Beneficiary at any time while the Contract is in force by written request on forms provided by the Company and received by the Company at its Administrative Office. The change will not be binding on the Company until it is received at its Administrative Office. The change will be effective as of the date this form is signed subject to any payments made or other actions taken by the Company before the change is received. A Secondary Beneficiary may be designated. The Owner may designate a permanent Beneficiary whose rights under the Contract cannot be changed without his or her consent.

  Reference should be made to the terms of a particular Qualified Plan and any applicable law for any restrictions or limitations on the designation of a Beneficiary. Many qualified plans do not allow the designation of any primary beneficiary except a spouse unless the spouse consents and the consent is witnessed by a plan representative or a Notary Public.

  Dividends  — The Contract does not share in the surplus earnings of the Company, and no dividends will be paid.

  Payments From the Separate Account  — The Company will pay any full or partial withdrawal benefit or death benefit proceeds from Contract Value allocated to the Subaccounts, and will effect a transfer between Subaccounts on the Valuation Date a proper request is received at the Company's Administrative Office. However, the Company can postpone the calculation or payment of such a payment or transfer of amounts from the Subaccounts to the extent permitted under applicable law, which is currently permissible only for any period:

    During which the New York Stock Exchange is closed other than customary weekend and holiday closings,
    During which trading on the New York Stock Exchange is restricted as determined by the SEC,
    During which an emergency, as determined by the SEC, exists as a result of which (i) disposal of securities held by the Separate Account is not reasonably practicable, or (ii) it is not reasonably practicable to determine the value of the assets of the Separate Account, or
    For such other periods as the SEC may by order permit for the protection of investors.

  Proof of Age and Survival  — The Company may require proof of age or survival of any person on whose life annuity payments depend.

  Misstatements  — If you misstate the age or sex of an Annuitant or age of an Owner, the correct amount paid or payable by the Company under the Contract shall be such as the Contract Value would have provided for the correct age or sex (unless unisex rates apply).

  Restrictions On Withdrawals From Qualified Plans  — Generally, a Qualified Plan may not provide for the distribution or withdrawal of amounts accumulated under the Plan until after a fixed number of years, the attainment of a stated age or upon the occurrence of a specific event such as hardship, disability, retirement, death or termination of employment. Therefore, if you own a Contract purchased in connection with a Qualified Plan, you may not be entitled to make a full or partial withdrawal, as described in this Prospectus, unless one of the above-described conditions has been satisfied. For this reason, you should refer to the terms of your particular Qualified Plan, the Internal Revenue Code and other applicable law for any limitation or restriction on distributions and withdrawals, including the 10% penalty tax that may be imposed in the event of a distribution from a Qualified Plan before the participant reaches age 59½. See the discussion under "Tax Penalties."

  Section 403(b) imposes restrictions on certain distributions from tax-sheltered annuity contracts meeting the requirements of Section 403(b). Section 403(b) requires that distributions from Section 403(b) tax-sheltered annuities that are attributable to employee contributions made after December 31, 1988 under a salary reduction agreement begin only after the employee (i) reaches age 59½, (ii) has a severance from employment, (iii) dies, (iv) becomes disabled, or (v) incurs a hardship. Furthermore, distributions of gains attributable to such contributions accrued after December 31, 1988 may not be made on account of hardship. Hardship, for this purpose, is generally defined as an immediate and heavy financial need, such as paying for medical expenses, the purchase of a residence, paying certain tuition expenses, or paying amounts needed to avoid eviction or foreclosure that may only be met by the distribution. You should also be aware that Internal Revenue Service regulations do not allow you to make any contributions to your 403(b) annuity contract for a period of six months after a hardship withdrawal.

  If you own a Contract purchased as a tax-sheltered Section 403(b) annuity contract, you will not, therefore, be entitled to make a full or partial withdrawal, as described in this Prospectus, in order to receive proceeds from the Contract attributable to contributions under a salary reduction agreement or any gains credited to such Contract after December 31, 1988 unless one of the above-described conditions has been satisfied. In the case of transfers of amounts accumulated in a different Section 403(b) contract to this Contract under a Section 403(b) program, the withdrawal constraints described above would not apply to the amount transferred to the Contract designated as attributable to the Owner's December 31, 1988 account balance under the old contract, provided the amounts transferred between contracts qualified as a tax-free exchange under the Internal Revenue Code. An Owner of a Contract may be able to transfer the Contract's Withdrawal Value to certain other investment alternatives meeting the requirements of Section 403(b) that are available under an employer's Section 403(b) arrangement.

  The distribution or withdrawal of amounts under a Contract purchased in connection with a Qualified Plan may result in the receipt of taxable income to the Owner or Annuitant and in some instances may also result in a penalty tax. Therefore, you should carefully consider the tax consequences of a distribution or withdrawal under a Contract and you should consult a competent tax adviser. See "Federal Tax Matters."

  Federal Tax Matters

  Introduction  — The Contract described in this Prospectus is designed for use by individuals in retirement plans which may or may not be Qualified Plans under the provisions of the Internal Revenue Code ("Code"). The ultimate effect of federal income taxes on the amounts held under a Contract, on annuity payments, and on the economic benefits to the Owner, the Annuitant, and the Beneficiary or other payee will depend upon the type of retirement plan, if any, for which the Contract is purchased, the tax and employment status of the individuals involved and a number of other factors. The discussion contained herein and in the Statement of Additional Information is general in nature and is not intended to be an exhaustive discussion of all questions that might arise in connection with a Contract. It is based upon the Company's understanding of the present federal income tax laws as currently interpreted by the Internal Revenue Service ("IRS"), and is not intended as tax advice. No representation is made regarding the likelihood of continuation of the present federal income tax laws or of the current interpretations by the IRS or the courts. Future legislation may affect annuity contracts adversely. Moreover, no attempt has been made to consider any applicable state or other laws. Because of the inherent complexity of the tax laws and the fact that tax results will vary according to the particular circumstances of the individual involved and, if applicable, the Qualified Plan, a person should consult with a qualified tax adviser regarding the purchase of a Contract, the selection of an Annuity Option under a Contract, the receipt of annuity payments under a Contract or any other transaction involving a Contract. The Company does not make any guarantee regarding the tax status of, or tax consequences arising from, any Contract or any transaction involving the Contract.

  Tax Status of the Company and the Separate Account  —

  General. The Company intends to be taxed as a life insurance company under Part I, Subchapter L of the Code. Because the operations of the Separate Account form a part of the Company, the Company will be responsible for any federal income taxes that become payable with respect to the income of the Separate Account and its Subaccounts.

  Charge for the Company's Taxes. A charge may be made for any federal taxes incurred by the Company that are attributable to the Separate Account, the Subaccounts or to the operations of the Company with respect to the Contract or attributable to payments, premiums, or acquisition costs under the Contract. The Company will review the question of a charge to the Separate Account, the Subaccounts or the Contract for the Company's federal taxes periodically. Charges may become necessary if, among other reasons, the tax treatment of the Company or of income and expenses under the Contract is ultimately determined to be other than what the Company currently believes it to be, if there are changes made in the federal income tax treatment of variable annuities at the insurance company level, or if there is a change in the Company's tax status.

  Under current laws, the Company may incur state and local taxes (in addition to premium taxes) in several states. At present, these taxes are not significant. If there is a material change in applicable state or local tax laws, the Company reserves the right to charge the Separate Account or the Subaccounts for such taxes, if any, attributable to the Separate Account or Subaccounts.

  Diversification Standards. Each Underlying Fund will be required to adhere to regulations adopted by the Treasury Department pursuant to Section 817(h) of the Code prescribing asset diversification requirements for investment companies whose shares are sold to insurance company separate accounts funding variable contracts. Pursuant to these regulations, on the last day of each calendar quarter (or on any day within 30 days thereafter), no more than 55% of the total assets of an Underlying Fund may be represented by any one investment, no more than 70% may be represented by any two investments, no more than 80% may be represented by any three investments, and no more than 90% may be represented by any four investments. For purposes of Section 817(h), securities of a single issuer generally are treated as one investment but obligations of the U.S. Treasury and each U.S. Governmental agency or instrumentality generally are treated as securities of separate issuers. The Separate Account, through the Underlying Funds, intends to comply with the diversification requirements of Section 817(h).

  In certain circumstances, owners of variable annuity contracts may be considered the owners, for federal income tax purposes, of the assets of the separate account used to support their contracts. In those circumstances, income and gains from the separate account assets would be includable in the variable contractowner's gross income. The IRS has stated in published rulings that a variable contractowner will be considered the owner of separate account assets if the contractowner possesses incidents of ownership in those assets, such as the ability to exercise investment control over the assets. The Treasury Department also announced, in connection with the issuance of regulations concerning diversification, that those regulations "do not provide guidance concerning the circumstances in which investor control of the investments of a segregated asset account may cause the investor (i.e., the contract owner), rather than the insurance company, to be treated as the owner of the assets in the account." This announcement also stated that guidance would be issued by way of regulations or rulings on the "extent to which policyholders may direct their investments to particular subaccounts without being treated as owners of the underlying assets." As of the date of this Prospectus, no such guidance has been issued.

  The ownership rights under the Contract are similar to, but different in certain respects from, those described by the IRS in rulings in which it was determined that policyowners were not owners of separate account assets. For example, the Owner has additional flexibility in allocating purchase payments and Contract Values. These differences could result in an Owner being treated as the owner of a pro rata portion of the assets of the Separate Account. In addition, the Company does not know what standards will be set forth, if any, in the regulations or rulings which the Treasury Department has stated it expects to issue. The Company therefore reserves the right to modify the Contract, as it deems appropriate, to attempt to prevent an Owner from being considered the owner of a pro rata share of the assets of the Separate Account. Moreover, in the event that regulations or rulings are adopted, there can be no assurance that the Underlying Funds will be able to operate as currently described in the Prospectus, or that the Underlying Funds will not have to change their investment objective or investment policies.

  Income Taxation of Annuities in General— Non-Qualified Plans — Section 72 of the Code governs the taxation of annuities. In general, a contract owner is not taxed on increases in value under an annuity contract until some form of distribution is made under the contract. However, the increase in value may be subject to tax currently under certain circumstances. See "Contracts Owned by Non-Natural Persons" and "Diversification Standards." Withholding of federal income taxes on all distributions may be required unless a recipient who is eligible elects not to have any amounts withheld and properly notifies the Company of that election.

  Surrenders or Withdrawals Prior to the Annuity Start Date. Code Section 72 provides that amounts received upon a total or partial withdrawal (including systematic withdrawals) from a Contract prior to the Annuity Start Date generally will be treated as gross income to the extent that the cash value of the Contract immediately before the withdrawal (determined without regard to any surrender charge in the case of a partial withdrawal) exceeds the "investment in the contract." The "investment in the contract" is that portion, if any, of purchase payments paid under a Contract less any distributions received previously under the Contract that are excluded from the recipient's gross income. The taxable portion is taxed at ordinary income tax rates. For purposes of this rule, a pledge or assignment of a contract is treated as a payment received on account of a partial withdrawal of a Contract.

  Surrenders or Withdrawals on or after the Annuity Start Date. Upon a complete surrender, the receipt is taxable to the extent that the cash value of the Contract exceeds the investment in the Contract. The taxable portion of such payments will be taxed at ordinary income tax rates.

  For variable annuity payments, the taxable portion of each payment is determined by using a formula known as the "excludable amount," which establishes the non-taxable portion of each payment. The non-taxable portion is a fixed dollar amount for each payment, determined by dividing the investment in the Contract by the number of payments to be made. The remainder of each variable annuity payment is taxable. Once the excludable portion of annuity payments to date equals the investment in the Contract, the balance of the annuity payments will be fully taxable.

  Penalty Tax on Certain Surrenders and Withdrawals. With respect to amounts withdrawn or distributed before the taxpayer reaches age 59½, a penalty tax is imposed equal to 10% of the portion of such amount which is includable in gross income. However, the penalty tax is not applicable to withdrawals: (i) made on or after the death of the owner (or where the owner is not an individual, the death of the "primary annuitant," who is defined as the individual the events in whose life are of primary importance in affecting the timing and amount of the payout under the Contract); (ii) attributable to the taxpayer's becoming totally disabled within the meaning of Code Section 72(m)(7); (iii) which are part of a series of substantially equal periodic payments (not less frequently than annually) made for the life (or life expectancy) of the taxpayer, or the joint lives (or joint life expectancies) of the taxpayer and his or her beneficiary; (iv) from certain qualified plans; (v) under a so-called qualified funding asset (as defined in Code Section 130(d)); (vi) under an immediate annuity contract; or (vii) which are purchased by an employer on termination of certain types of qualified plans and which are held by the employer until the employee separates from service.

  If the penalty tax does not apply to a surrender or withdrawal as a result of the application of item (iii) above, and the series of payments are subsequently modified (other than by reason of death or disability), the tax for the first year in which the modification occurs will be increased by an amount (determined by the regulations) equal to the tax that would have been imposed but for item (iii) above, plus interest for the deferral period, if the modification takes place (a) before the close of the period which is five years from the date of the first payment and after the taxpayer attains age 59½, or (b) before the taxpayer reaches age 59½.

  Additional Considerations  —

  Distribution-at-Death Rules. In order to be treated as an annuity contract, a contract must provide the following two distribution rules: (a) if any owner dies on or after the Annuity Start Date, and before the entire interest in the Contract has been distributed, the remainder of the owner's interest will be distributed at least as quickly as the method in effect on the owner's death; and (b) if any owner dies before the Annuity Start Date, the entire interest in the Contract must generally be distributed within five years after the date of death, or, if payable to a designated beneficiary, must be annuitized over the life of that designated beneficiary or over a period not extending beyond the life expectancy of that beneficiary, commencing within one year after the date of death of the owner. If the sole designated beneficiary is the spouse of the deceased owner, the Contract (together with the deferral of tax on the accrued and future income thereunder) may be continued in the name of the spouse as owner.

  Generally, for purposes of determining when distributions must begin under the foregoing rules, where an owner is not an individual, the primary annuitant is considered the owner. In that case, a change in the primary annuitant will be treated as the death of the owner. Finally, in the case of joint owners, the distribution-at-death rules will be applied by treating the death of the first owner as the one to be taken into account in determining generally when distributions must commence, unless the sole Designated Beneficiary is the deceased owner's spouse.

  Gift of Annuity Contracts. Generally, gifts of non-tax qualified Contracts prior to the Annuity Start Date will trigger tax on the gain on the Contract, with the donee getting a stepped-up basis for the amount included in the donor's income. The 10% penalty tax and gift tax also may be applicable. This provision does not apply to transfers between spouses or incident to a divorce.

  Contracts Owned by Non-Natural Persons. If the Contract is held by a non-natural person (for example, a corporation) the income on that Contract (generally the increase in net surrender value less the purchase payments) is includable in taxable income each year. The rule does not apply where the Contract is acquired by the estate of a decedent, where the Contract is held by certain types of retirement plans, where the Contract is a qualified funding asset for structured settlements, where the Contract is purchased on behalf of an employee upon termination of a qualified plan, and in the case of an immediate annuity. An annuity contract held by a trust or other entity as agent for a natural person is considered held by a natural person.

  Multiple Contract Rule. For purposes of determining the amount of any distribution under Code Section 72(e) (amounts not received as annuities) that is includable in gross income, all Non-Qualified annuity contracts issued by the same insurer to the same contract owner during any calendar year are to be aggregated and treated as one contract. Thus, any amount received under any such contract prior to the contract's Annuity Start Date, such as a partial surrender, dividend, or loan, will be taxable (and possibly subject to the 10% penalty tax) to the extent of the combined income in all such contracts.

  In addition, the Treasury Department has broad regulatory authority in applying this provision to prevent avoidance of the purposes of this rule. It is possible that, under this authority, the Treasury Department may apply this rule to amounts that are paid as annuities (on and after the Annuity Start Date) under annuity contracts issued by the same company to the same owner during any calendar year. In this case, annuity payments could be fully taxable (and possibly subject to the 10% penalty tax) to the extent of the combined income in all such contracts and regardless of whether any amount would otherwise have been excluded from income because of the "exclusion ratio" under the contract.

  Possible Tax Changes. In recent years, legislation has been proposed that would have adversely modified the federal taxation of certain annuities. There is always the possibility that the tax treatment of annuities could change by legislation or other means (such as IRS regulations, revenue rulings, and judicial decisions). Moreover, although unlikely, it is also possible that any legislative change could be retroactive (that is, effective prior to the date of such change).

  Transfers, Assignments or Exchanges of a Contract. A transfer of ownership of a Contract, the designation of an Annuitant, Payee or other Beneficiary who is not also the Owner, the selection of certain Annuity Start Dates or the exchange of a Contract may result in certain tax consequences to the Owner that are not discussed herein. An Owner contemplating any such transfer, assignment, selection or exchange should contact a competent tax adviser with respect to the potential effects of such a transaction.

  Qualified Plans  — The Contract may be used with Qualified Plans that meet the requirements of Section 403(b), 408 or 408A of the Code. The tax rules applicable to participants in such Qualified Plans vary according to the type of plan and the terms and conditions of the plan itself. No attempt is made herein to provide more than general information about the use of the Contract with the various types of Qualified Plans. These Qualified Plans may permit the purchase of the Contract to accumulate retirement savings under the plans. Adverse tax or other legal consequences to the plan, to the participant or to both may result if this Contract is assigned or transferred to any individual as a means to provide benefit payments, unless the plan complies with all legal requirements applicable to such benefits prior to transfer of the Contract. Owners, Annuitants, and Beneficiaries, are cautioned that the rights of any person to any benefits under such Qualified Plans may be subject to the terms and conditions of the plans themselves or limited by applicable law, regardless of the terms and conditions of the Contract issued in connection therewith. For example, the Company may accept beneficiary designations and payment instructions under the terms of the Contract without regard to any spousal consents that may be required under the plan or the Employee Retirement Income Security Act of 1974 (ERISA). Consequently, an Owner's Beneficiary designation or elected payment option may not be enforceable.

  The amounts that may be contributed to Qualified Plans are subject to limitations that vary depending on the type of Plan. In addition, early distributions from most Qualified Plans may be subject to penalty taxes, or for certain plans, could cause the Plan to be disqualified. Furthermore, distributions from most Qualified Plans are subject to certain minimum distribution rules. Failure to comply with these rules could result in disqualification of the Plan or subject the Owner or Annuitant to penalty taxes. As a result, the minimum distribution rules may limit the availability of certain Annuity Options to certain Annuitants and their beneficiaries. These requirements may not be incorporated into the Company's Contract administration procedures. Owners, participants and beneficiaries are responsible for determining that contributions, distributions and other transactions with respect to the Contract comply with applicable law.

  The following are brief descriptions of the various types of Qualified Plans and the use of the Contract therewith:

  Section 403(b). Code Section 403(b) permits public school employees and employees of certain types of charitable, educational and scientific organizations specified in Section 501(c)(3) of the Code to purchase annuity contracts, and, subject to certain limitations, to exclude the amount of purchase payments from gross income for tax purposes. The Contract may be purchased in connection with a Section 403(b) annuity program.

  Section 403(b) annuities must generally be provided under a plan which meets certain minimum participation, coverage, and nondiscrimination requirements. Each employee's interest in a retirement plan qualified under Code Section 403(b) must generally be distributed or begin to be distributed not later than April 1 of the calendar year following the later of the calendar year in which the employee reaches age 70½ or retires ("required beginning date"). Periodic distributions must not extend beyond the life of the employee or the lives of the employee and a designated beneficiary (or over a period extending beyond the life expectancy of the employee or the joint life expectancy of the employee and a designated beneficiary).

  If an employee dies before reaching his or her required beginning date, the employee's entire interest in the plan must generally be distributed beginning before the close of the calendar year following the year of the employee's death to a designated beneficiary over the life of the beneficiary (or over a period not extending beyond the life expectancy of the beneficiary). If the designated beneficiary is the employee's surviving spouse, distributions may be delayed until the employee would have reached age 70½. If there is no designated beneficiary or if distributions are not timely commenced, the entire interest must be distributed by the end of the fifth calendar year following the year of death.

  If an employee dies after reaching his or her required beginning date, the employee's interest in the plan must generally be distributed at least as rapidly as under the method of distribution in effect at the time of the employee's death.

  A Section 403(b) annuity contract may be purchased with employer contributions, employee contributions or a combination of both. An employee's rights under a Section 403(b) contract must be nonforfeitable. The contribution limit is similar to the limits on contributions to qualified retirement plans and depends upon, among other things, whether the annuity contract is purchased with employer or employee contributions.

  Amounts used to purchase Section 403(b) annuities generally are excludable from the taxable income of the employee. As a result, all distributions from such annuities are normally taxable in full as ordinary income to the employee.

  A Section 403(b) annuity contract must prohibit the distribution of employee contributions (including earnings thereon) until the employee: (i) attains age 59½, (ii) has a severance from employment; (iii) dies; (iv) becomes disabled; or (v) incurs a financial hardship (earnings may not be distributed in the event of hardship).

  Distributions from a Section 403(b) annuity contract may be eligible for a tax-free rollover to another eligible retirement plan, including an individual retirement account or annuity (IRA). See "Rollovers."

  Sections 408 and 408A. Individual Retirement Annuities. Section 408 of the Code permits eligible individuals to establish individual retirement programs through the purchase of Individual Retirement Annuities ("traditional IRAs"). The Contract may be purchased as an IRA. The IRAs described in this section are called "traditional IRAs" to distinguish them from "Roth IRAs," which are described below.

  IRAs are subject to limitations on the amount that may be contributed, the persons who may be eligible and on the time when distributions must commence. Depending upon the circumstances of the individual, contributions to a traditional IRA may be made on a deductible or non-deductible basis. IRAs may not be transferred, sold, assigned, discounted or pledged as collateral for a loan or other obligation. The annual premium for an IRA may not be fixed and may not exceed (except in the case of a rollover contribution) the lesser of 100% of the individual's taxable compensation or the applicable dollar amount as shown in the table below:

Tax Year	Amount
2004	$3,000
2005-2007	$4,000
2008 and thereafter	$5,000

  Any refund of premium must be applied to the payment of future premiums or the purchase of additional benefits. If an individual is age 50 or over, the individual may make an additional catch-up contribution to a traditional IRA of $500 during the tax years of 2004 and 2005, or $1,000 for the 2006 tax year or any tax year thereafter. However, if the individual is covered by an employer-sponsored retirement plan, the amount of IRA contributions the individual may deduct in a year may be reduced or eliminated based on the individual's adjusted gross income for the year ($65,000 for a married couple filing a joint return and $45,000 for a single taxpayer in 2004). If the individual's spouse is covered by an employer-sponsored retirement plan but the individual is not, the individual may be able to deduct those contributions to a traditional IRA; however, the deduction will be reduced or eliminated if the adjusted gross income on a joint return is between $150,000 and $160,000. Nondeductible contributions to traditional IRAs must be reported to the IRS in the year made on Form 8606.

  Sale of the Contract for use with IRAs may be subject to special requirements imposed by the IRS. Purchasers of the Contract for such purposes will be provided with such supplementary information as may be required by the IRS or other appropriate agency, and will have the right to revoke the Contract under certain circumstances. See the IRA Disclosure Statement that accompanies this Prospectus.

  In general, traditional IRAs are subject to minimum distribution requirements similar to those applicable to retirement plans qualified under Section 403(b) of the Code; however, the required beginning date for traditional IRAs is generally the date that the contract owner reaches age 70½—the contract owner's retirement date, if any, will not affect his or her required beginning date. See "Section 403(b)." Distributions from IRAs are generally taxed under Code Section 72. Under these rules, a portion of each distribution may be excludable from income. The amount excludable from the individual's income is the amount of the distribution that bears the same ratio as the individual's nondeductible contributions bear to the expected return under the IRA.

  Distributions of deductible, pre-tax contributions and earnings from a traditional IRA may be eligible for a tax-free rollover to an eligible retirement plan, including another traditional IRA. In certain cases, a distribution of non-deductible contributions or other after-tax amounts from a traditional IRA may be eligible to be rolled over to another traditional IRA. See "Rollovers."

  Roth IRAs. Section 408A of the Code permits eligible individuals to establish a Roth IRA. The Contract may be purchased as a Roth IRA. Regular contributions may be made to a Roth IRA up to the same contribution limits that apply to traditional IRA contributions. The regular contribution limits are phased out for taxpayers with $95,000 to $110,000 in adjusted gross income ($150,000 to $160,000 for married filing joint returns). Also the taxable balance in a traditional IRA may be rolled over or converted into a Roth IRA for taxpayers with adjusted gross income of up to $100,000.

  Regular contributions to a Roth IRA are not deductible, and rollovers and conversions from a traditional IRA are taxable when completed, but withdrawals that meet certain requirements are not subject to federal income tax on either the original contributions or any earnings. Sale of the Contract for use with Roth IRAs may be subject to special requirements imposed by the IRS. Purchasers of the Contract for such purposes will be provided with such supplementary information as may be required by the IRS or other appropriate agency, and will have the right to revoke the Contract under certain circumstances. Unlike a traditional IRA, Roth IRAs are not subject to minimum required distribution rules during the contract owner's lifetime. Generally, however, the amount remaining in a Roth IRA after the contract owner's death must begin to be distributed by the end of the first calendar year after death, and made over a beneficiary's life expectancy. If there is no beneficiary, or if the beneficiary elects to delay distributions, the account must be distributed by the end of the fifth full calendar year after death of the contract owner.

  Rollovers. A "rollover" is the tax-free transfer of a distribution from one "eligible retirement plan" to another. Distributions which are rolled over are not included in the employee's gross income until some future time.

  If any portion of the balance to the credit of an employee in a Section 403(b) plan is paid to the employee in an "eligible rollover distribution" and the employee transfers any portion of the amount received to an "eligible retirement plan," then the amount so transferred is not includable in income. Also, pre-tax distributions from an IRA may be rolled over to another eligible retirement plan. An "eligible rollover distribution" generally means any distribution that is not one of a series of periodic payments made for the life of the distributee or for a specified period of at least ten years. In addition, a required minimum distribution, death distributions (except to a surviving spouse) and certain corrective distributions will not qualify as an eligible rollover distribution. A rollover must be made directly between plans or indirectly within 60 days after receipt of the distribution.

  An "eligible retirement plan" will be another Section 403(b) plan, traditional retirement account or annuity described in Code Section 408.

  A Section 403(b) plan must generally provide a participant receiving an eligible rollover distribution, the option to have the distribution transferred directly to another eligible retirement plan.

  Tax Penalties. Premature Distribution Tax. Distributions from a Qualified Plan before the participant reaches age 59½ are generally subject to an additional tax equal to 10% of the taxable portion of the distribution. The 10% penalty tax does not apply to distributions: (i) made on or after the death of the employee; (ii) attributable to the employee's disability; (iii) which are part of a series of substantially equal periodic payments made (at least annually) for the life (or life expectancy) of the employee or the joint lives (or joint life expectancies) of the employee and a designated beneficiary and which, for Qualified Plans other than IRAs, begin after the employee terminates employment; (iv) made to an employee after termination of employment after reaching age 55; (v) made to pay for certain medical expenses; (vi) that are exempt withdrawals of an excess contribution; (vii) that are rolled over or transferred in accordance with Code requirements; or (viii) that are transferred pursuant to a decree of divorce or separate maintenance or written instrument incident to such a decree.

  The exception to the 10% penalty tax described in item (iv) above is not applicable to IRAs. However, distributions from an IRA to unemployed individuals can be made without application of the 10% penalty tax to pay health insurance premiums in certain cases. There are two additional exceptions to the 10% penalty tax on withdrawals from IRAs before age 59½: withdrawals made to pay "qualified" higher education expenses and withdrawals made to pay certain "eligible first-time home buyer expenses."

  Minimum Distribution Tax. If the amount distributed from a Qualified Plan is less than the minimum required distribution for the year, the participant is subject to a 50% tax on the amount that was not properly distributed.

  Withholding. Periodic distributions (e.g., annuities and installment payments) from a Qualified Plan that will last for a period of ten or more years are generally subject to voluntary income tax withholding. The amount withheld on such periodic distributions is determined at the rate applicable to wages. The recipient of a periodic distribution may generally elect not to have withholding apply.

  Nonperiodic distributions (e.g., lump sums and annuities or installment payments of less than ten years) from a Qualified Plan (other than IRAs) are generally subject to mandatory 20% income tax withholding. However, no withholding is imposed if the distribution is transferred directly to another eligible retirement plan. Nonperiodic distributions from an IRA are subject to income tax withholding at a flat 10% rate. The recipient of such a distribution may elect not to have withholding apply.

  The above description of the federal income tax consequences of the different types of Qualified Plans which may be funded by the Contract offered by this Prospectus is only a brief summary and is not intended as tax advice. The rules governing the provisions of Qualified Plans are extremely complex and often difficult to comprehend. Anything less than full compliance with the applicable rules, all of which are subject to change, may have adverse tax consequences. A prospective Owner considering adoption of a Qualified Plan and purchase of a Contract in connection therewith should first consult a qualified and competent tax adviser, with regard to the suitability of the Contract as an investment vehicle for the Qualified Plan.

  Other Information

  Voting of Underlying Fund Shares  — The Company is the legal owner of the shares of Underlying Funds held by the Subaccounts. The Company will exercise voting rights attributable to the shares of each Underlying Fund held in the Subaccounts at any regular and special meetings of the shareholders of the Underlying Funds on matters requiring shareholder voting under the 1940 Act. In accordance with its view of presently applicable law, the Company will exercise its voting rights based on instructions received from persons having the voting interest in corresponding Subaccounts. However, if the 1940 Act or any regulations thereunder should be amended, or if the present interpretation thereof should change, and as a result the Company determines that it is permitted to vote the shares of the Underlying Funds in its own right, it may elect to do so.

  The person having the voting interest under a Contract is the Owner. Unless otherwise required by applicable law, the number of shares of a particular Underlying Fund as to which voting instructions may be given to the Company is determined by dividing your Contract Value in the corresponding Subaccount on a particular date by the net asset value per share of the Underlying Fund as of the same date. Fractional votes will be counted. The number of votes as to which voting instructions may be given will be determined as of the same date established by the Underlying Fund for determining shareholders eligible to vote at the meeting of the Underlying Fund. If required by the SEC, the Company reserves the right to determine in a different fashion the voting rights attributable to the shares of the Underlying Funds. Voting instructions may be cast in person or by proxy.

  Voting rights attributable to your Contract Value in a Subaccount for which no timely voting instructions are received will be voted by the Company in the same proportion as the voting instructions that are received in a timely manner for all Contracts participating in that Subaccount. The Company will also exercise the voting rights from assets in each Subaccount that are not otherwise attributable to Owners, if any, in the same proportion as the voting instructions that are received in a timely manner for all Contracts participating in that Subaccount.

  Substitution of Investments  — The Company reserves the right, subject to compliance with the law as then in effect, to make additions to, deletions from, substitutions for, or combinations of the securities that are held by the Separate Account or any Subaccount or that the Separate Account or any Subaccount may purchase. If shares of any or all of the Underlying Funds should no longer be available for investment, or if the Company's management believes further investment in shares of any or all of the Underlying Funds should become inappropriate in view of the purposes of the Contract, the Company may substitute shares of another Underlying Fund or of a different fund for shares already purchased, or to be purchased in the future under the Contract. The Company may also purchase, through the Subaccount, other securities for other classes or contracts, or permit a conversion between classes of contracts on the basis of requests made by Owners.

  In connection with a substitution of any shares attributable to an Owner's interest in a Subaccount or the Separate Account, the Company will, to the extent required under applicable law, provide notice, seek Owner approval, seek prior approval of the SEC, and comply with the filing or other procedures established by applicable state insurance regulators.

  The Company also reserves the right to establish additional Subaccounts of the Separate Account that would invest in a new Underlying Fund or in shares of another investment company, a series thereof, or other suitable investment vehicle. The Company may establish new Subaccounts in its sole discretion, and will determine whether to make any new Subaccount available to existing Owners. The Company may also eliminate or combine one or more Subaccounts if, in its sole discretion, marketing, tax, or investment conditions so warrant.

  Subject to compliance with applicable law, the Company may transfer assets to the General Account. The Company also reserves the right, subject to any required regulatory approvals, to transfer assets of any Subaccount to another separate account or Subaccount.

  In the event of any such substitution or change, the Company may, by appropriate endorsement, make such changes in these and other contracts as may be necessary or appropriate to reflect such substitution or change. If the Company believes it to be in the best interests of persons having voting rights under the Contract, the Separate Account may be operated as a management investment company under the 1940 Act or any other form permitted by law. The Separate Account may be de-registered under that Act in the event such registration is no longer required, or it may be combined with other separate accounts of the Company or an affiliate thereof. Subject to compliance with applicable law, the Company also may combine one or more Subaccounts and may establish a committee, board, or other group to manage one or more aspects of the operation of the Separate Account.

  Changes to Comply with Law and Amendments  — The Company reserves the right, without the consent of Owners, to suspend sales of the Contract as presently offered and to make any change to the provisions of the Contract to comply with, or give Owners the benefit of, any federal or state statute, rule, or regulation, including but not limited to requirements for annuity contracts and retirement plans under the Internal Revenue Code and regulations thereunder or any state statute or regulation.

  Reports to Owners  — The Company will send you annually a statement setting forth a summary of the transactions that occurred during the year, and indicating the Contract Value as of the end of each year. In addition, the statement will indicate the allocation of Contract Value among the Subaccounts and any other information required by law. The Company will also send confirmations upon purchase payments, transfers, and full and partial withdrawals. The Company may confirm certain transactions on a quarterly basis. These transactions include purchases under an Automatic Investment Program, transfers under the Dollar Cost Averaging and Asset Reallocation Options, systematic withdrawals and annuity payments.

  You will also receive annual and semiannual reports containing financial statements for those Underlying Funds corresponding to the Subaccounts to which you have allocated your Contract Value. Such reports will include a list of the portfolio securities of the Underlying Fund, as required by the 1940 Act, and/or such other reports the federal securities laws may require.

  Electronic Transfer Privileges  — You may request a transfer of Contract Value and may make changes to an existing Dollar Cost Averaging or Asset Reallocation option by telephone if the proper form has been completed, signed, and filed at the Company's Administrative Office. The Company has established procedures to confirm that instructions communicated by telephone are genuine and will not be liable for any losses due to fraudulent or unauthorized instructions provided it complies with its procedures. The Company's procedures require that any person requesting a transfer by telephone provide the account number and the Owner's tax identification number and such instructions must be received on a recorded line. The Company reserves the right to deny any telephone transfer request. If all telephone lines are busy (which might occur, for example, during periods of substantial market fluctuations), you may not be able to request transfers by telephone and would have to submit written requests.

  By authorizing telephone transfers, you authorize the Company to accept and act upon telephonic instructions for transfers involving your Contract. You agree that neither the Company, any of its affiliates, nor any Underlying Fund, will be liable for any loss, damages, cost, or expense (including attorneys' fees) arising out of any telephone requests; provided that the Company effects such request in accordance with its procedures. As a result of this policy on telephone requests, you bear the risk of loss arising from the telephone transfer privilege. The Company may discontinue, modify, or suspend the telephone transfer privilege at any time.

  Legal Proceedings  — There are no legal proceedings pending to which the Separate Account is a party, or which would materially affect the Separate Account.

  Legal Matters  — Amy J. Lee, Esq., Associate General Counsel, Security Benefit Group, Inc., has passed upon legal matters in connection with the issue and sale of the Contract described in this Prospectus.

  Performance Information

  Performance information for the Subaccounts, including the yield and effective yield of the Rydex VT U.S. Government Money Market Subaccount, the yield of the remaining Subaccounts, and the total return of all Subaccounts may appear in advertisements, reports, and promotional literature to current or prospective Owners.

  Current yield for the Rydex VT U.S. Government Money Market Subaccount will be based on income received by a hypothetical investment over a given 7-day period (less expenses accrued during the period), and then "annualized" (i.e., assuming that the 7-day yield would be received for 52 weeks, stated in terms of an annual percentage return on the investment). "Effective yield" for the Rydex VT U.S. Government Money Market Subaccount is calculated in a manner similar to that used to calculate yield, but reflects the compounding effect of earnings.

  For the remaining Subaccounts, quotations of yield will be based on all investment income per Accumulation Unit earned during a given 30-day period, less expenses accrued during the period ("net investment income"), and will be computed by dividing net investment income by the value of an Accumulation Unit on the last day of the period. Quotations of average annual total return for any Subaccount will be expressed in terms of the average annual compounded rate of return on a hypothetical investment in a Contract over a period of one, five, and ten years (or, if less, up to the life of the Subaccount), and will reflect the deduction of the account administration charge, administration charge, mortality and expense risk charge and contingent deferred sales charge and may simultaneously be shown for other periods.

  Quotations of yield and effective yield do not reflect deduction of the contingent deferred sales charge, and total return figures may be quoted that do not reflect deduction of the charge. If reflected, the performance figures quoted would be lower. Such performance information will be accompanied by total return figures that reflect deduction of the contingent deferred sales charge that would be imposed if Contract Value were withdrawn at the end of the period for which total return is quoted.

  Although the Contract was not available for purchase until August 1, 2002, certain of the Underlying Funds were in existence prior to that date. Performance information for the Subaccounts may also include quotations of total return for periods beginning prior to the availability of the Contracts that incorporate the performance of the Underlying Funds.

  Performance information for any Subaccount reflects only the performance of a hypothetical Contract under which Contract Value is allocated to a Subaccount during a particular time period on which the calculations are based. Performance information should be considered in light of the investment objectives and policies, characteristics, and quality of the Underlying Fund in which the Subaccount invests, and the market conditions during the given time period, and should not be considered as a representation of what may be achieved in the future. For a description of the methods used to determine yield and total return for the Subaccounts, see the Statement of Additional Information.

  Additional Information

  Registration Statement  — A Registration Statement under the 1933 Act has been filed with the SEC relating to the offering described in this Prospectus. This Prospectus does not include all the information included in the Registration Statement, certain portions of which, including the Statement of Additional Information, have been omitted pursuant to the rules and regulations of the SEC. The omitted information may be obtained at the SEC's principal office in Washington, DC, upon payment of the SEC's prescribed fees and may also be obtained from the SEC's web site (http://www.sec.gov).

  Financial Statements  — The financial statements of First Security Benefit Life Insurance and Annuity Company of New York at December 31, 2003 and 2002 and for each of the three years in the period ended December 31, 2003, and the financial statements of Variable Annuity Account A - AdvisorDesigns Variable Annuity of First Security Benefit Life Insurance and Annuity Company of New York at December 31, 2003 and each of the specified periods ended December 31, 2003, or for portions of such periods as disclosed in the financial statements, are included in the Statement of Additional Information.

  Table of Contents for Statement of Additional Information

  The Statement of Additional Information contains more specific information and financial statements relating to First Security Benefit Life Insurance and Annuity Company of New York. The table of contents of the Statement of Additional Information is set forth below:

  GENERAL INFORMATION AND HISTORY
      Safekeeping of Assets

  DISTRIBUTION OF THE CONTRACT

  METHOD OF DEDUCTING THE EXCESS CHARGE

  LIMITS ON PURCHASE PAYMENTS PAID UNDER TAX-QUALIFIED RETIREMENT PLANS
      Section 403(b)     Sections 408 and 408A

  PERFORMANCE INFORMATION

  EXPERTS

  FINANCIAL STATEMENTS

  Objectives for Underlying Funds

There is no guarantee that the investment objective of any Underlying Fund will be met.

  More detailed information regarding the investment objectives, restrictions and risks, expenses paid by the Underlying Funds, and other relevant information may be found in the respective Underlying Fund prospectus. Prospectuses for the Underlying Funds should be read in conjunction with this Prospectus.

  AIM Variable Insurance Funds  — AIM Variable Insurance Funds, an open-end series management investment company, is a Delaware business trust. Currently, shares of the Trust are sold only to insurance company separate accounts to fund the benefits of variable annuity contracts and variable life insurance policies.

  AIM V.I. Capital Appreciation Fund Series I. AIM V.I. Capital Appreciation Fund Series I (the "Fund") is a portfolio of the AIM Variable Insurance Funds. A I M Advisors, Inc. serves as the Fund's investment adviser.

  Investment Objective: To seek growth of capital. The Fund seeks to meet this objective by investing principally in common stocks of companies the portfolio managers believe are likely to benefit from new or innovative products, services or processes as well as those that have experienced above-average, long-term growth in earnings and have excellent prospects for future growth. The portfolio managers consider whether to sell a particular security when any of those factors materially change. The Fund may also invest up to 25% of its total assets in foreign securities. Any percentage limitations with respect to assets of the Fund are applied at the time of purchase.

  Federated Insurance Series  — Federated Insurance Series, an open-end management investment company, was established as a Massachusetts business trust under a Declaration of Trust dated September 15, 1993. The Trust offers its shares only as investment vehicles for variable annuity and variable life insurance products of insurance companies. Federated Investment Management Company serves as the investment adviser of Federated Insurance Series and its portfolios.

  Federated Fund For U.S. Government Securities II. Federated Fund For U.S. Government Securities II (the "Fund") is a portfolio of Federated Insurance Series.

  Investment Objective: The Fund seeks to provide current income. While there is no assurance that the Fund will achieve its investment objective, it endeavors to do so by following its investment strategies. The Fund pursues its investment objective by investing primarily in U.S. government securities, including mortgage backed securities issued by U.S. government agencies. In addition, the Fund may invest a portion of its assets in investment grade non-governmental mortgage backed securities. The Fund limits its investments to those that would enable it to qualify as a permissible investment for variable annuity contracts and variable life insurance policies issued by insurance companies.

  Federated High Income Bond Fund II - Service Shares. Federated High Income Bond Fund II - Service Shares (the "Fund") is a portfolio of Federated Insurance Series.

  Investment Objective: To seek high current income by investing primarily in a professionally managed, diversified portfolio of fixed income securities. While there is no assurance that the Fund will achieve its investment objective, it endeavors to do so by following its investment strategies. The Fund pursues its investment objective by investing in a diversified portfolio of high-yield, lower-rated corporate bonds (also known as "junk bonds"). The Fund limits its investments to those that would enable it to qualify as a permissible investment for variable annuity contracts and variable life insurance policies issued by insurance companies.

  Fidelity Variable Insurance Products Fund  — The Fidelity Variable Insurance Products Fund ("VIP") is an open-end management investment company organized as a Massachusetts business trust on March 21, 1988. The Fidelity Variable Insurance Products Fund's shares are purchased by insurance companies to fund benefits under variable life insurance and variable annuity contracts. Fidelity Management & Research Company ("FMR") is the investment adviser of VIP and its portfolios.

  Fidelity VIP Contrafund® - Service Class 2. Fidelity VIP Contrafund® (the "Fund") is a portfolio of VIP. Effective January 1, 2001, FMR Co., Inc. ("FMRC") began serving as subadviser to the fund. On behalf of VIP Contrafund, FMR has entered into subadvisory agreements with Fidelity Management & Research (U.K.) Inc. ("FMR U.K.") and Fidelity Management & Research (Far East) Inc. ("FMR Far East"). On behalf of VIP Contrafund, FMR Far East has entered into a subadvisory agreement with Fidelity Investments Japan Limited ("FIJ").

  Investment Objective: To seek long-term appreciation. The Fund seeks to meet this objective by:

    Normally investing primarily in common stocks.
    Investing in securities of companies whose value it believes is not fully recognized by the public.
    Investing in domestic and foreign issuers.
    Investing in either "growth" stocks or "value" stocks or both.
    Using fundamental analysis of each issuer's financial condition and industry position and market and economic conditions to select investments.

  Fidelity VIP Index 500 - Service Class 2. Fidelity VIP Index 500 (the "Fund") is a portfolio of VIP. FMRC serves as subadviser to the Fund.

  Investment Objective: To seek investment results that correspond to the total return of common stocks publicly traded in the United States, as represented by the Standard & Poor's 500SM Index (S&P 500®). The Fund seeks to meet this objective by:

    Normally investing at least 80% of assets in common stocks included in the S&P 500.
    Using statistical sampling techniques based on such factors as capitalization, industry exposures, dividend yield, price/earnings ratio, price/book ratio, and earnings growth.
    Lending securities to earn income for the Fund.

  Fidelity VIP Investment Grade Bond - Service Class 2. Fidelity VIP Investment Grade Bond (the "Fund") is a portfolio of VIP. On behalf of VIP, FMR has entered into a sub-advisory agreement with Fidelity Investments Money Management, Inc. ("FIMM").

  Investment Objective: To seek a high level of current income as consistent with the preservation of capital. The Fund seeks to meet this objective by:

    Normally investing in U.S. dollar-denominated investment-grade bonds (those of medium and high quality).
    Managing the Fund to have similar overall interest rate risk to the Lehman Brothers Aggregate Bond Index.
    Allocating assets across different market sectors and maturities.
    Analyzing a security's structural features and current pricing, trading opportunities, and the credit quality of its issuer to select investments.

  Fidelity Variable Insurance Products Fund  — The Fidelity Variable Insurance Products Fund ("VIP") is an open-end management investment company organized as a Massachusetts business trust on March 14, 1994. VIP's shares are purchased by insurance companies to fund benefits under variable life insurance and variable annuity contracts. FMR is the investment adviser of VIP and its portfolios.

  Fidelity VIP Growth Opportunities - Service Class 2. Fidelity VIP Growth Opportunities (the "Fund") is a portfolio of VIP. Effective January 1, 2001, FMRC began serving as subadviser to the portfolio. On behalf of the Fund, FMR has entered into subadvisory agreements with FMR U.K. and FMR Far East. On behalf of the Fund, FMR Far East has entered into a subadvisory agreement with FIJ.

  Investment Objective: To seek to provide capital growth. The Fund seeks to meet this objective by:

    Normally investing primarily in common stocks.
    Potentially investing in other types of securities, including bonds which may be lower-quality debt securities
    Investing in domestic and foreign issuers
    Investing in either "growth" stocks or "value" stocks or both.
    Using fundamental analysis of each issuer's financial condition and industry position and market and economic conditions to select investments.
  Franklin Templeton Variable Insurance Products Trust — Franklin Templeton Variable Insurance Products Trust is an open-end management investment company organized as a Massachusetts business trust on April 26, 1988. Franklin Templeton Variable Insurance Products Trust shares are purchased by insurance companies to fund benefits under variable life insurance and variable annuity contracts.

  Franklin Small Cap Fund - Class 2. Franklin Small Cap Fund - Class 2 (the "Fund") is a portfolio of the Franklin Templeton Variable Insurance Products Trust. Franklin Advisers, Inc. is the investment manager for the Fund.

  Investment Objective: To seek long-term capital growth. Under normal market conditions, the Fund will invest at least 80% of its net assets in the equity securities of U.S. small capitalization (small cap) companies. For this Fund, small cap companies are those companies with market cap values not exceeding (i) $1.5 billion; or (ii) the highest market cap value in the Russell 2000 Index; whichever is greater, at the time of purchase. The Fund may continue to hold an investment for further capital growth opportunities even if the company is no longer considered a small cap company. In addition to its main investments, the Fund may invest in equity securities of larger companies.

  The Neuberger Berman Advisers Management Trust  — The Neuberger Berman Advisers Management Trust is a diversified, open-end management company organized as a Delaware business trust on May 23, 1994. Portfolios of the Trust are offered to insurance companies to serve as an investment vehicle under their variable annuity and variable life insurance contracts. The investment manager is Neuberger Berman Management, Inc. in connection with Neuberger Berman, LLC, as sub-adviser.

  Neuberger Berman AMT Guardian Portfolio. The Neuberger Berman AMT Guardian Portfolio (the "Fund") is a series of the Neuberger Berman Advisers Management Trust.

  Investment Objective: To seek long-term growth of capital; current income is a secondary goal.

  To pursue these goals, the portfolio invests mainly in common stocks of mid- to large-capitalized companies The portfolio seeks to reduce risk by investing across many different industries. The manager employs a research driven and valuation sensitive approach to stock selection He seeks to identify stocks in well-positioned businesses that he believes are undervalued in the market. He looks for solid balance sheets, strong management teams with a track record of success, good cash flow, the prospect for above average earnings growth, and other valuation-related factors.

  Neuberger Berman AMT Partners Portfolio. Neuberger Berman AMT Partners Portfolio (the "Fund") is a series of the Neuberger Berman Advisers Management Trust.

  Investment Objective: To seek growth of capital. To pursue this objective, the Fund invests mainly in common stocks of mid-to-large capitalization companies. The Fund seeks to reduce risk by diversifying among many companies and industries. The managers look for well-managed companies whose stock prices are believed to be undervalued.

  PIMCO Variable Insurance Trust  — The PIMCO Variable Insurance Trust is an open-end investment company. Shares of the PIMCO Variable Insurance Trust's portfolios are available exclusively for use as the investment vehicle for variable annuity and variable life insurance products. Pacific Investment Management Company LLC ("PIMCO"), 840 Newport Center Drive, Suite 300, Newport Beach, California 92660, serves as investment adviser and manager of the series of the PIMCO Variable Insurance Trust.

  PIMCO Real Return Portfolio (Administrative Class). PIMCO Real Return Portfolio (the "Fund") is a series of the PIMCO Variable Insurance Trust.

  Investment Objective: To seek maximum real return, consistent with preservation of real capital and prudent investment management. The Fund seeks its investment objective by investing under normal circumstances at least 65% of its assets in inflation-indexed bonds of varying maturities issued by the U.S. and non-U.S. governments, their agencies or government-sponsored enterprises and corporations. Inflation-indexed bonds are fixed income securities that are structured to provide protection against inflation. The value of the bond's principal or the interest income paid on the bond is adjusted to track changes in an official inflation measure. The U.S. Treasury uses the Consumer Price Index for Urban Consumers as the inflation measure. Inflation-indexed bonds issued by a foreign government are generally adjusted to reflect a comparable inflation index, calculated by that government. "Real return" equals total return less the estimated cost of inflation, which is typically measured by the change in an official inflation measure. The average portfolio duration of the Fund normally varies within two years (plus or minus) of the duration of the Lehman Global Real: U.S. TIPS Index, which as of March 1, 2003 was 7.80 years. The Fund invests primarily in investment grade securities, but may invest up to 10% of its assets in high yield securities ("junk bonds") rated B or higher by Moody's or S&P, or, if unrated, determined by PIMCO to be of comparable quality. The Fund also may invest up to 20% of its assets in securities denominated in foreign currencies, and may invest beyond this limit in U.S. dollar denominated securities of foreign issuers. The Fund will normally hedge at least 75% of its exposure to foreign currency to reduce the risk of loss due to fluctuations in currency exchange rates. The Fund is non-diversified, which means that it may concentrate its assets in a smaller number of issuers than a diversified fund. The Fund may invest all of its assets in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities.

  PIMCO Total Return Portfolio (Administrative Class). PIMCO Total Return Portfolio (the "Fund") is a series of the PIMCO Variable Insurance Trust.

  Investment Objective: To seek maximum total return, consistent with preservation of capital and prudent investment management. The Fund seeks to achieve its investment objective by investing under normal circumstances at least 65% of its assets in a diversified Fund of fixed income instruments of varying maturities. The average portfolio duration of this Fund normally varies within a three- to six-year time frame based on PIMCO's forecast for interest rates. The Fund invests primarily in investment grade debt securities, but may invest up to 10% of its assets in high yield securities ("junk bonds") rated B or higher by Moody's or S&P or, if unrated, determined by PIMCO to be of comparable quality. The Fund may invest up to 20% of its assets in securities denominated in foreign currencies, and may invest beyond this limit in U.S. dollar-denominated securities of foreign issuers. The Fund will normally hedge at least 75% of its exposure to foreign currency to reduce the risk of loss due to fluctuations in currency exchange rates. The Fund may invest all of its assets in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities.

  The Rydex Variable Trust  — The Rydex Variable Trust, a non-diversified, open-end investment company, was organized as a Delaware business trust on June 11, 1998. Shares of the Trust's portfolios are available exclusively for use as the investment vehicle for variable annuity and variable life insurance products, as well as for certain pension, profit sharing and other retirement plans. Rydex Global Advisors serves as investment adviser and manager of the portfolios of the Trust.

  RVT CLS AdvisorOne Amerigo Fund. CLS AdvisorOne Amerigo Fund (the "Fund") is a series of the Rydex Variable Trust. The investment adviser of the Fund, Rydex Global Advisors, has entered into a sub-advisory agreement with Clarke Lanzen Skalla Investment Firm, LLC, which serves as the sub-adviser to the Fund.

  Investment Objective: To seek long-term growth of capital without regard to current income. The Fund invests primarily in underlying funds that seek capital growth or appreciation by investing in common stock or securities convertible into or exchangeable for common stock (such as convertible preferred stock, convertible debentures or warrants), including the stock of foreign issuers.

  RVT CLS AdvisorOne Clermont Fund. CLS AdvisorOne Clermont Fund (the "Fund") is a series of the Rydex Variable Trust. The investment adviser of the Fund, Rydex Global Advisors, has entered into a sub-advisory agreement with Clarke Lanzen Skalla Investment Firm, LLC, which serves as the sub-adviser to the Fund.

  Investment Objective: To seek a combination of current income and growth of capital. The Fund invests primarily in underlying funds that seek capital growth or appreciation by investing in common stock or securities convertible into or exchangeable for common stock (such as convertible preferred stock, convertible debentures or warrants), including the stock of foreign issuers. The Fund invests at least 20% of its total assets in underlying funds that invest primarily in long, medium, or short-term bonds and other fixed income securities of varying credit qualities in order to maximize the Fund's total return.

  Rydex VT Arktos Fund. Rydex VT Arktos Fund (the "Fund") is a series of the Rydex Variable Trust.

  Investment Objective: To seek investment results that will match the performance of a specific benchmark. The Fund's current benchmark is the inverse of the performance of the NASDAQ 100 Index™. Unlike a traditional index fund, the Fund's benchmark is to perform exactly opposite the NASDAQ 100 Index™, and the Fund will not own the securities included in the Index. Instead, as its primary investment strategy, the Fund engages to a significant extent in short sales of securities, futures contracts and options on: securities, futures contracts, and stock indexes. On a day to day basis, the Fund holds U.S. Government securities to collateralize these futures and options contracts. The Fund may also enter into repurchase agreements.

  Rydex VT Banking Fund. Rydex VT Banking Fund (the "Fund") is a series of the Rydex Variable Trust.

  Investment Objective: To seek capital appreciation by investing in companies that are involved in the banking sector, including commercial banks (and their holding companies) and savings and loan institutions ("Banking Companies"). The Fund invests substantially all of its assets in a portfolio of equity securities of Banking Companies that are traded in the United States. The Fund may also invest in futures and options transactions, purchase ADRs and U.S. Government securities, and enter into repurchase agreements.

  Rydex VT Basic Materials Fund. Rydex VT Basic Materials Fund (the "Fund") is a series of the Rydex Variable Trust.

  Investment Objective: To seek capital appreciation by investing in companies engaged in the mining, manufacture, or sale of basic materials, such as lumber, steel, iron, aluminum, concrete, chemicals and other basic building and manufacturing materials ("Basic Materials Companies"). The Fund invests substantially all of its assets in a portfolio of equity securities of Basic Materials Companies that are traded in the United States. The Fund may also invest in futures and options transactions, purchase ADRs and U.S. Government securities, and enter into repurchase agreements.

  Rydex VT Biotechnology Fund. Rydex VT Biotechnology Fund (the "Fund") is a series of the Rydex Variable Trust.

  Investment Objective: To seek capital appreciation by investing in companies that are involved in the biotechnology industry, including companies involved in research and development, genetic or other biological engineering, and in the design, manufacture, or sale of related biotechnology products or services ("Biotechnology Companies"). The Fund invests substantially all of its assets in a portfolio of equity securities of Biotechnology Companies that are traded in the United States. The Fund may also invest in futures and options transactions, purchase ADRs and U.S. Government securities, and enter into repurchase agreements.

  Rydex VT Consumer Products Fund. Rydex VT Consumer Products Fund (the "Fund") is a series of the Rydex Variable Trust.

  Investment Objective: To seek capital appreciation by investing in companies engaged in manufacturing finished goods and services both domestically and internationally ("Consumer Products Companies"). The Fund invests substantially all of its assets in a portfolio of equity securities of Consumer Products Companies that are traded in the United States. The Fund may also invest in futures and options transactions, purchase ADRs and U.S. Government securities, and enter into repurchase agreements.

  Rydex VT Electronics Fund. Rydex VT Electronics Fund (the "Fund") is a series of the Rydex Variable Trust.

  Investment Objective: To seek capital appreciation by investing in companies that are involved in the electronics sector, including semiconductor manufacturers and distributors, and makers and vendors of other electronic components and devices ("Electronics Companies"). The Fund invests substantially all of its assets in a portfolio of equity securities of Electronics Companies that are traded in the United States. The Fund may also invest in futures and options transactions, purchase ADRs and U.S. Government securities, and enter into repurchase agreements.

  Rydex VT Energy Fund. Rydex VT Energy Fund (the "Fund") is a series of the Rydex Variable Trust.

  Investment Objective: To seek capital appreciation by investing in companies involved in the energy field, including the exploration, production, and development of oil, gas, coal and alternative sources of energy ("Energy Companies"). The Fund invests substantially all of its assets in a portfolio of equity securities of Energy Companies that are traded in the United States. The Fund may also invest in futures and options transactions, purchase ADRs and U.S. Government securities, and enter into repurchase agreements.

  Rydex VT Energy Services Fund. Rydex VT Energy Services Fund (the "Fund") is a series of the Rydex Variable Trust.

  Investment Objective: To seek capital appreciation by investing in companies that are involved in the energy services field, including those that provide services and equipment in the areas of oil, coal, and gas exploration and production ("Energy Services Companies"). The Fund invests substantially all of its assets in a portfolio of equity securities of Energy Services Companies that are traded in the United States. The Fund may also invest in futures and options transactions, purchase ADRs and U.S. Government securities, and enter into repurchase agreements.

  Rydex VT Financial Services Fund. Rydex VT Financial Services Fund (the "Fund") is a series of the Rydex Variable Trust.

  Investment Objective: To seek capital appreciation by investing in companies that are involved in the financial services sector, including commercial banks, savings and loan associations, insurance companies, brokerage companies, and real estate and leasing companies ("Financial Services Companies"). The Fund invests substantially all of its assets in a portfolio of equity securities of Financial Services Companies that are traded in the United States. The Fund may also invest in futures and options transactions, purchase ADRs and U.S. Government securities, and enter into repurchase agreements. Under SEC regulations, the Fund may not invest more than 5% of its total assets in the equity securities of any company that derives more than 15% of its revenues from brokerage or investment management activities.

  Rydex VT Health Care Fund. Rydex VT Health Care Fund (the "Fund") is a series of the Rydex Variable Trust.

  Investment Objective: To seek capital appreciation by investing in companies that are involved in the health care industry ("Health Care Companies"). The Fund invests substantially all of its assets in a portfolio of equity securities of Health Care Companies that are traded in the United States. The Fund may also invest in futures and options transactions, purchase ADRs and U.S. Government securities, and enter into repurchase agreements.

  Rydex VT Internet Fund. Rydex VT Internet Fund (the "Fund") is a series of the Rydex Variable Trust.

  Investment Objective: To seek capital appreciation by investing in companies that provide products or services designed for or related to the Internet ("Internet Companies"). The Fund invests substantially all of its assets in equity securities of Internet Companies that are traded in the United States. Internet Companies are involved in all aspects of research, design development, manufacturing or distribution of products or services for use with the Internet or Internet-related businesses. Such companies may provide information or entertainment services over the Internet; sell or distribute goods and services over the Internet; provide infrastructure systems or otherwise provide hardware, software or support which impacts Internet commerce; or provide Internet access to consumers and businesses. Internet Companies may also include companies that provide intranet and extranet services. The Fund will seek to maintain an adequate representation of the various industries in the Internet sector. The Fund may also engage in futures and options transactions, purchase ADRs and U.S. Government securities, and enter into repurchase agreements.

  Rydex VT Inverse Dynamic Dow 30 Fund. Rydex VT Inverse Dynamic Dow 30 Fund (the "Fund") is a series of the Rydex Variable Trust.

  Investment Objective: To seek to provide investment results that will match the performance of a specific benchmark on a daily basis. The Fund's current benchmark is 200% of the inverse (opposite) performance of the Dow Jones Industrial Average.

  The Fund pursues its investment objective through what is sometimes referred to as a "master-feeder arrangement." The Fund invests all of its assets in the Inverse Dynamic Dow 30 Master Fund, a separate series of the Trust with an identical investment objective. Under normal circumstances, the Inverse Dynamic Dow 30 Master Fund will invest substantially all of its assets in financial instruments with economic characteristics that should perform opposite to those of the underlying index. The Inverse Dynamic Dow 30 Master Fund employs as its portfolio investment strategy a program of engaging in short sales of securities and investing in leveraged instruments, such as equity index swaps, futures contracts and options on securities, futures contracts, and stock indices. Equity index swaps, short sales, futures and options contracts enable the Inverse Dynamic Dow 30 Master Fund to pursue its objective without selling short each of the securities included in the benchmark. On a day-to-day basis, the Inverse Dynamic Dow 30 Master Fund holds U.S. Government securities or cash equivalents to collateralize these futures and options contracts.

  Rydex VT Inverse Mid Cap Fund. Rydex VT Inverse Mid Cap Fund (the "Fund") is a series of the Rydex Variable Trust.

  Investment Objective: To seek to provide investment results that will match the performance of a specific benchmark. The Fund's current benchmark is the inverse (opposite) of the performance of the S&P MidCap 400 Index.

  Unlike a traditional index fund, the Fund's objective is to perform exactly the opposite of the underlying index. Under normal circumstances, the Fund will invest at least 80% of its assets in financial instruments with economic characteristics that should perform opposite to those of the underlying index. For example, the Fund engages in short sales of securities included in the underlying index or futures contracts and may invest to a significant extent in derivatives and other instruments whose performance is expected to be the opposite of the underlying index, such as options on securities, futures contracts, and securities indices and swap agreements. On a day-to-day basis, the Fund may hold short-term U.S. Government securities to collateralize its short sales and derivative positions.

  Rydex VT Inverse Small Cap Fund. Rydex VT Inverse Small Cap Fund (the "Fund") is a series of the Rydex Variable Trust.

  Investment Objective: To seek to provide investment results that will match the performance of a specific benchmark. The Fund's Current benchmark is the inverse (opposite) of the performance of the Russell 2000 Index®.

  Unlike a traditional index fund, the Fund's objective is to perform exactly the opposite of the underlying index. Under normal circumstances, the Fund will invest at least 80% of its assets in financial instruments with economic characteristics that should perform opposite to those of the underlying index. For example, the Fund engages in short sales of securities included in the underlying index or futures contracts and may invest to a significant extent in derivatives and other instruments whose performance is expected to be the opposite of the underlying index, such as options on securities, futures contracts, and securities indices and swap agreements. On a day-to-day basis, the Fund may hold short-term U.S. Government securities to collateralize its short sales and derivative positions.

  Rydex VT Juno Fund. Rydex VT Juno Fund (the "Fund") is a series of the Rydex Variable Trust.

  Investment Objective: To seek to provide total returns that will inversely correlate to the price movements of a benchmark for U.S. Treasury debt instruments or futures contract on a specified debt instrument. The Fund's current benchmark is the inverse of the daily price movement of the Long Treasury Bond. If the Fund meets its objective, the value of the Fund's shares will increase on a daily basis when the price of the Long Treasury Bond decreases. When the price of the Long Treasury Bond increases, however, the value of the Fund's shares should decrease on a daily basis by an inversely proportionate amount (e.g., if the price of the Long Treasury Bond increases by 2%, the value of the Fund's shares should go down by 2% on that day). Unlike a traditional index fund, the Fund's benchmark is to perform exactly opposite its benchmark, the Long Treasury Bond. As its primary investment strategy, the Fund enters into short sales and engages in futures and options transactions. On a day-to-day basis, the Fund holds U.S. Government securities or cash equivalents to collateralize these obligations. The Fund also may enter into repurchase agreements.

  Rydex Large Cap Europe Fund. Rydex Large Cap Europe Fund (the "Fund") is a series of the Rydex Variable Trust.

  Investment Objective: To seek investment results that correlate to the performance of a specific benchmark. The Fund's current benchmark is the Dow Jones Stoxx 50SM Index ("Stoxx 50 Index"). The Fund invests principally in securities of companies included on the Stoxx 50 Index and in leveraged instruments, such as futures contracts and options on securities, futures contracts, and stock indices. Futures and options contracts, if used properly, may enable the Fund to meet its objective by increasing the Fund's exposure to the securities included in its benchmark or to securities whose performance is highly correlated to its benchmark. The Fund's investment adviser will attempt to consistently apply leverage to increase the Fund's exposure to 125% of the Stoxx 50 Index. The Fund holds U.S. Government securities or cash equivalents to collateralize these futures and options contracts. The Fund also may enter into equity swap transactions and repurchase agreements.

  Rydex VT Large Cap Japan Fund. Rydex VT Large Cap Japan Fund (the "Fund") is a series of the Rydex Variable Trust.

  Investment Objective: To seek investment results that correlate to the performance of a specific benchmark. The Fund's current benchmark is the Topix 100 Index. The Fund invests principally in securities of companies included on the Topix 100 Index and in leveraged instruments, such as futures contracts and options on securities, futures contracts, and stock indices. Futures and options contracts, if used properly, may enable the Fund to meet its objective by increasing the Fund's exposure to the securities included in its benchmark or to securities whose performance is highly correlated to its benchmark. The Fund's investment adviser will attempt to consistently apply leverage to increase the Fund's exposure to 125% of the Topix 100 Index. The Fund holds U.S. Government securities or cash equivalents to collateralize these futures and options contracts. The Fund also may enter into equity swap transactions and repurchase agreements.

  Rydex VT Large Cap Growth Fund. Rydex VT Large Cap Growth Fund (the "Fund") is a series of the Rydex Variable Trust.

  Investment Objective: To seek to provide investment results that match the performance of a benchmark for large cap growth securities. The Fund's current benchmark is the S&P 500/Barra Growth Index.

  The Fund will invest at least 80% of its assets in securities of companies in the underlying index and derivatives and other instruments whose performance is expected to correspond to that of the underlying index, such as futures and options and swap agreements. On a day-to-day basis, the Fund may hold short-term U.S. Government securities to collateralize its derivative positions.

  Rydex VT Large Cap Value Fund. Rydex VT Large Cap Value Fund (the "Fund") is a series of the Rydex Variable Trust.

  Investment Objective: To seek to provide investment results that match the performance of a benchmark for large cap value securities. The Fund's current benchmark is the S&P 500/Barra Value Index.

  The Fund will invest at least 80% of its assets in securities of companies in the underlying index and derivatives and other instruments whose performance is expected to correspond to that of the underlying index, such as futures and options and swap agreements. On a day-to-day basis, the Fund may hold short-term U.S. Government securities to collateralize its derivative positions.

  Rydex VT Leisure Fund. Rydex VT U.S. Leisure Fund (the "Fund") is a series of the Rydex Variable Trust.

  Investment Objective: To seek capital appreciation by investing in companies engaged in leisure and entertainment businesses, including hotels and resorts, casinos, radio and television broadcasting and advertising, motion picture production, toys and sporting goods manufacture, musical recordings and instruments, alcohol and tobacco, and publishing ("Leisure Companies"). The Fund invests substantially all of its assets in a portfolio of equity securities of Leisure Companies that are traded in the United States. The Fund may also invest in futures and options transactions, purchase ADRs and U.S. Government securities, and enter into repurchase agreements.

  Rydex VT Long Dynamic Dow 30 Fund. Rydex VT Long Dynamic Dow 30 Fund (the "Fund") is a series of the Rydex Variable Trust.

  Investment Objective: To seek to provide investment results that will match the performance of a specific benchmark. The Fund's Current benchmark is 200% of the performance of the Dow Jones Industrial Average.

  The Fund pursues its investment objective through what is sometimes referred to as a "master-feeder arrangement." The Fund invests all of its assets in the Long Dynamic Dow 30 Master Fund, a separate series of the Trust with an identical investment objective. Under normal circumstances, the Long Dynamic Dow 30 Master Fund will invest substantially all of its assets in financial instruments with economic characteristics that should perform similarly to those of the underlying index. The Long Dynamic Dow 30 Master Fund employs as its portfolio investment strategy a program of investing in leveraged instruments, such as equity index swaps, futures contracts and options on securities, futures contracts, and stock indices. Equity index swaps, futures and options contracts enable the Long Dynamic Dow 30 Master Fund to pursue its objective without investing directly in the securities included in the benchmark, or in the same proportion that those securities are represented in that benchmark. On a day-to-day basis, the Long Dynamic Dow 30 Master Fund holds U.S. Government securities or cash equivalents to collateralize these futures and options contracts. The Long Dynamic Dow 30 Master Fund also may purchase equity securities.

  Rydex Medius Fund. Rydex Medius Fund (the "Fund") is a series of the Rydex Variable Trust.

  Investment Objective: To seek investment results that correlate to the performance of a specific benchmark for mid-cap securities. The Fund's current benchmark is the S&P MidCap 400 Index™. The Fund invests principally in securities of companies included on the S&P MidCap 400 Index™ and in leveraged instruments, such as equity swap agreements, futures contracts and options on securities, futures contracts, and stock indices. Swap agreements and futures and options contracts, if used properly, may enable the Fund to meet its objective by increasing the Fund's exposure to the securities included in its benchmark or to securities whose performance is highly correlated to its benchmark. The Fund's investment adviser will attempt to consistently apply leverage to increase the Fund's exposure to 150% of its benchmark. The Fund holds U.S. government securities or cash equivalents to collateralize these futures and options contracts. The Fund also may enter into repurchase agreements.

  Rydex VT Mekros Fund. Rydex VT Mekros Fund (the "Fund") is a series of the Rydex Variable Trust.

  Investment Objective: To seek investment results that correlate to the performance of a specific benchmark for small-cap securities. The Fund's current benchmark is the Russell 2000® Index. The Fund invests principally in securities of companies included on the Russell 2000® Index and in leveraged instruments, such as equity swap agreements, futures contracts and options on securities, futures contracts, and stock indices. Swap agreements and futures and options contracts, if used properly, may enable the Fund to meet its objective by increasing the Fund's exposure to the securities included in its benchmark or to securities whose performance is highly correlated to its benchmark. The Fund's investment adviser will attempt to consistently apply leverage to increase the Fund's exposure to 150% of its benchmark. The Fund holds U.S. Government securities or cash equivalents to collateralize these futures and options contracts. The Fund also may enter into repurchase agreements.

  Rydex VT Mid Cap Growth Fund. Rydex VT Mid Cap Growth Fund (the "Fund") is a series of the Rydex Variable Trust.

  Investment Objective: To seek to provide investment results that match the performance of a benchmark for mid cap growth securities. The Fund's current benchmark is the S&P MidCap 400/Barra Growth Index.

  The Fund will invest at least 80% of its assets in securities of companies in the underlying index and derivatives and other instruments whose performance is expected to correspond to that of the underlying index, such as futures and options and swap agreements. On a day-to-day basis, the Fund may hold short-term U.S. Government securities to collateralize its derivative positions.

  Rydex VT Mid Cap Value Fund. Rydex VT Mid Cap Value Fund (the "Fund") is a series of the Rydex Variable Trust.

  Investment Objective: To seek to provide investment results that match the performance of a benchmark for mid cap value securities. The Fund's current benchmark is the S&P MidCap 400/Barra Value Index.

  The Fund will invest at least 80% of its assets in securities of companies in the underlying index and derivatives and other instruments whose performance is expected to correspond to that of the underlying index, such as futures and options and swap agreements. On a day-to-day basis, the Fund may hold short-term U.S. Government securities to collateralize its derivative positions.

  Rydex VT Nova Fund. Rydex VT Nova Fund (the "Fund") is a series of the Rydex Variable Trust.

  Investment Objective: To seek investment results that match the performance of a specific benchmark on a daily basis. The Fund's current benchmark is 150% of the performance of the S&P 500 Index®. If the Fund meets its objective, the value of the Fund's shares will tend to increase on a daily basis by 150% of the value of any increase in the S&P 500 Index. When the value of the S&P 500 Index declines, the value of the Fund's shares should also decrease on a daily basis by 150% of the value of any decrease in the Index (e.g., if the S&P 500 Index goes down by 5%, the value of the Fund's shares should go down by 7.5% on that day). Unlike a traditional index fund, as its primary investment strategy, the Fund invests to a significant extent in leveraged instruments, such as futures contracts and options on securities, futures contracts, and stock indices, as well as equity securities. Futures and options contracts enable the Fund to pursue its objective without investing directly in the securities included in the benchmark, or in the same proportion that those securities are represented in that benchmark. On a day-to-day basis, the Fund holds U.S. Government securities or cash equivalents to collateralize these futures and options contracts. The Fund also may enter into repurchase agreements.

  Rydex VT OTC Fund. Rydex VT OTC Fund (the "Fund") is a series of the Rydex Variable Trust.

  Investment Objective: To seek investment results that correspond to a benchmark for over-the-counter securities. The Fund's current benchmark is the NASDAQ 100 Index® (the "Index"). If the Funds meets its objective, the value of the Fund's shares will tend to increase on a daily basis by the amount of the increase in value of the NASDAQ 100 Index. However, when the value of the NASDAQ 100 Index declines, the value of the Fund's shares should also decrease on a daily basis by the amount of the decease in value of the Index. The Fund invests principally in securities of companies included in the NASDAQ 100 Index. It also may invest in other instruments whose performance is expected to correspond to that of the Index, and may engage in futures and options transactions. The Fund may also purchase U.S. Government securities and enter into repurchase agreements.

  Rydex VT Precious Metals Fund. Rydex VT Precious Metals Fund (the "Fund") is a series of the Rydex Variable Trust.

  Investment Objective: To seek capital appreciation by investing in U.S. and foreign companies that are involved in the precious metals sector, including exploration, mining, production and development, and other precious metals-related services ("Precious Metals Companies"). The Fund invests substantially all of its assets in equity securities of Precious Metals Companies that are traded in the United States and foreign countries. Precious metals include gold, silver, platinum and other precious metals. Precious Metals Companies include precious metal manufacturers; distributors of precious metal products, such as jewelry, metal foil or bullion; mining and geological exploration companies; and companies which provide services to Precious Metals Companies. The Fund may also engage in futures and options transactions, purchase ADRs and U.S. Government securities, and enter into repurchase agreements.

  Rydex VT Real Estate Fund. Rydex VT Real Estate Fund (the "Fund") is a series of the Rydex Variable Trust.

  Investment Objective: To seek capital appreciation by investing in companies that are involved in the real estate industry including real estate investment trusts ("REITs") (collectively, "Real Estate Companies"). The Fund invests substantially all of its assets in equity securities of Real Estate Companies that are traded in the United States. Real Estate Companies, which include REITs and master limited partnerships, are engaged in the ownership, construction, management, financing or sale of residential, commercial or industrial real estate. Real Estate Companies may also include companies whose products and services are related to the real estate industry, such as building supply manufacturers, mortgage lenders, or mortgage servicing companies. The Fund may also engage in futures and options transactions, enter into swap agreements, purchase ADRs and U.S. Government securities, and enter into repurchase agreements.

  Rydex VT Retailing Fund. Rydex VT Retailing Fund (the "Fund") is a series of the Rydex Variable Trust.

  Investment Objective: To seek capital appreciation by investing in companies engaged in merchandising finished goods and services, including department stores, restaurant franchises, mail order operations and other companies involved in selling products to consumers ("Retailing Companies"). The Fund invests substantially all of its assets in a portfolio of equity securities of Retailing Companies that are traded in the United States. The Fund may also invest in futures and options transactions, purchase ADRs and U.S. Government securities, and enter into repurchase agreements.

  Rydex VT Sector Rotation Fund. Rydex VT Sector Rotation Fund (the "Fund") is a series of the Rydex Variable Trust.

  Investment Objective: To seek long-term capital appreciation by moving its investments among different sectors or industries. Each month the Fund's Investment Adviser, Rydex Global Advisors, using a quantitative methodology, ranks the fifty-nine industries comprising the components of the S&P 500 Index, based on several measures of price momentum. The Fund then invests in the top ranked industries. Subject to maintaining adequate liquidity in the Fund, each industry or sector investment is intended to represent the entire industry. The Fund invests in equity securities, but may also invest in leveraged instruments such as futures contracts, options and swap transactions. The Fund may also enter into short sales.

  Rydex VT Small Cap Growth Fund. Rydex VT Small Cap Growth Fund (the "Fund") is a series of the Rydex Variable Trust.

  Investment Objective: To seek to provide investment results that match the performance of a benchmark for small cap growth securities. The Fund's current benchmark is the S&P SmallCap 600/Barra Growth Index.

  The Fund will invest at least 80% of its assets in securities of companies in the underlying index and derivatives and other instruments whose performance is expected to correspond to that of the underlying index, such as futures and options and swap agreements. On a day-to-day basis, the Fund may hold short-term U.S. Government securities to collateralize its derivative positions.

  Rydex VT Small Cap Value Fund. Rydex VT Small Cap Value Fund (the "Fund") is a series of the Rydex Variable Trust.

  Investment Objective: To seek to provide investment results that match the performance of a benchmark for small cap value securities. The Fund's current benchmark is the S&P SmallCap 600/Barra Value Index.

  The Fund will invest at least 80% of its assets in securities of companies in the underlying index and derivatives and other instruments whose performance is expected to correspond to that of the underlying index, such as futures and options and swap agreements. On a day-to-day basis, the Fund may hold short-term U.S. Government securities to collateralize its derivative positions.

  Rydex VT Technology Fund. Rydex VT Technology Fund (the "Fund") is a series of the Rydex Variable Trust.

  Investment Objective: To seek capital appreciation by investing in companies that are involved in the technology sector, including computer software and service companies, semiconductor manufacturers, networking and telecommunications equipment manufacturers, PC hardware and peripherals companies ("Technology Companies"). The Fund invests substantially all of its assets in a portfolio of equity securities of Technology Companies that are traded in the United States. The Fund may also invest in futures and options transactions, purchase ADRs and U.S. Government securities, and enter into repurchase agreements.

  Rydex VT Telecommunications Fund. Rydex VT Telecommunications Fund (the "Fund") is a series of the Rydex Variable Trust.

  Investment Objective: To seek capital appreciation by investing in companies engaged in the development, manufacture, or sale of communications services or communications equipment ("Telecommunications Companies"). The Fund invests substantially all of its assets in a portfolio of equity securities of Telecommunications Companies that are traded in the United States. The Fund may also invest in futures and options transactions, purchase ADRs and U.S. Government securities, and enter into repurchase agreements. Although many established Telecommunications Companies pay an above-average dividend, the Fund's investment decisions are primarily based on growth potential and not on income.

  Rydex VT Titan 500 Fund. Rydex VT Titan 500 Fund (the "Fund") is a series of the Rydex Variable Trust.

  Investment Objective: To seek investment results that match the performance of a specific benchmark on a daily basis. The Fund's current benchmark is 200% of the performance of the S&P 500 Index™ (the "underlying index"). The Fund employs as its investment strategy a program of investing in leveraged instruments, such as equity index swaps, futures contracts and options on securities, futures contracts, and stock indices. Equity index swaps and futures and options contracts enable the Fund to pursue its objective without investing directly in the securities included in the underlying index, or in the same proportion that those securities are represented in that underlying index. On a day-to-day basis, the Fund holds U.S. Government securities or cash equivalents to collateralize these futures and options contracts. The Fund also may purchase equity securities and enter into repurchase agreements.

  Rydex VT Transportation Fund. Rydex VT Transportation Fund (the "Fund") is a series of the Rydex Variable Trust.

  Investment Objective: To seek capital appreciation by investing in companies engaged in providing transportation services or companies engaged in the design, manufacture, distribution, or sale of transportation equipment ("Transportation Companies"). The Fund invests substantially all of its assets in a portfolio of equity securities of Transportation Companies that are traded in the United States. The Fund may also invest in futures and options transactions, purchase ADRs and U.S. Government securities, and enter into repurchase agreements.

  Rydex VT U.S. Government Bond Fund. Rydex VT U.S. Government Bond Fund (the "Fund") is a series of the Rydex Variable Trust.

  Investment Objective: To seek to provide investment results that correspond to a benchmark for U.S. Government securities. The Fund's current benchmark is 120% of the price movement of the Long Treasury Bond. The Fund invests principally in U.S. Government securities and in leveraged instruments, such as certain futures and options contracts. Some of the Fund's U.S. Government securities, or cash equivalents, will be used to collateralize these futures and options. Futures and options contracts, if used properly, may enable the Fund to meet its objective by increasing the Fund's exposure to the securities included in its benchmark. In addition, the Fund may enter into transactions involving zero coupon U.S. Treasury bonds, repurchase agreements and swap agreements.

  Rydex VT U.S. Government Money Market Fund. Rydex VT U.S. Government Money Market Fund (the "Fund") is a series of the Rydex Variable Trust.

  Investment Objective: To seek security of principal, high current income, and liquidity. The Fund invests primarily in money market instruments issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities, and enters into repurchase agreements fully collateralized by U.S. Government securities.

  Rydex VT Ursa Fund. Rydex VT Ursa Fund (the "Fund") is a series of the Rydex Variable Trust.

  Investment Objective: To seek investment results that will inversely correlate to the performance of the S&P 500 Index (the "Index"). If the Fund meets its objective, the value of the Fund's shares will tend to increase during times when the value of the S&P 500 Index is decreasing. When the value of the S&P 500 Index is increasing, however, the value of the Fund's shares should decrease on a daily basis by an inversely proportionate amount (e.g., if the S&P 500 Index goes up by 5%, the value of the Fund's share should go down by 5% on that day). Unlike a traditional index fund, the Fund's benchmark is to perform exactly opposite the S&P 500 Index, and the Fund will not own the securities included in the Index. Instead, as its primary investment strategy, the Fund invests to a significant extent in futures contracts and options on securities, futures contracts, and stock indices. On a day-to-day basis, the Fund holds U.S. Government securities or cash equivalents to collateralize these futures and options contracts. The Fund may enter into repurchase agreements and sell securities short.

  Rydex VT Utilities Fund. Rydex VT Utilities Fund (the "Fund") is a series of the Rydex Variable Trust.

  Investment Objective: To seek capital appreciation by investing in companies that operate public utilities ("Utilities Companies"). The Fund invests substantially all of its assets in equity securities of Utilities Companies that are traded in the United States. Utilities Companies may include companies involved in the manufacturing, production, generation, transmission, distribution or sales of gas or electric energy; water supply, waste and sewage disposal; and companies that receive a majority of their revenues from their public utility operations. The Fund may also engage in futures and options transactions, purchase ADRs and U.S. Government securities, and enter into repurchase agreements.

  Rydex VT Velocity 100 Fund. Rydex VT Velocity 100 Fund (the "Fund") is a series of the Rydex Variable Trust.

  Investment Objective: To seek to provide investment results that will match the performance of a specific benchmark on a daily basis. The Fund's current benchmark is 200% of the performance of the NASDAQ 100 Index® (the "underlying index"). The Fund employs as its investment strategy a program of investing in leveraged instruments, such as equity index swaps, futures contracts and options on securities, futures contracts, and stock indices. Equity index swaps and futures and options contracts enable the Fund to pursue its objective without investing directly in the securities included in the underlying index, or in the same proportion that those securities are represented in that underlying index. On a day-to-day basis, the Fund holds U.S. Government securities or cash equivalents to collateralize these futures and options contracts. The Fund also may purchase equity securities and enter into repurchase agreements.

  SBL Fund  — SBL Fund, an open-end management investment company of the series type, is organized as a Kansas corporation. SBL Fund offers its shares only as investment vehicles for variable annuity and variable life insurance products issued by the Company and its affiliates.

  SBL Global. SBL Global (the "Fund") is a series of SBL Fund. The investment manager for SBL Fund is Security Management Company, LLC, a wholly-owned subsidiary of Security Benefit. Security Management Company has entered into a sub-advisory agreement with OppenheimerFunds, Inc., which serves as the sub-adviser to the Fund.

  Investment Objective: To seek long-term growth of capital primarily through investment in common stocks and equivalents of companies of foreign countries and the United States. The Fund pursues its objective by investing, under normal circumstances, in a diversified portfolio of securities with at least 65% of its total assets in at least three countries, one of which may be the United States. The Fund primarily invests in foreign and domestic common stocks or convertible stocks of growth-oriented companies considered to have appreciation possibilities. The Fund may actively trade its investments without regard to the length of time they have been owned by the Fund. Investments in debt securities may be made in uncertain market conditions.

  To lower the risks of foreign investing, such as currency fluctuations, OppenheimerFunds diversifies broadly across countries and industries. The Fund can buy and sell futures contracts (and options on such contracts) to manage its exposure to changes in securities prices and foreign currencies and to adjust its exposure to certain markets.

  SBL Small Cap Value. SBL Small Cap Value (the "Fund") is a series of SBL Fund. The investment manager for SBL Fund is Security Management Company, LLC, a wholly-owned subsidiary of Security Benefit. Security Management Company has entered into a sub-advisory agreement with Strong Capital Management, Inc., which serves as sub-adviser to the Fund.

  Investment Objective: To seek capital growth. The Fund pursues its objective by investing, under normal market conditions, at least 80% of its net assets (plus borrowings for investment purposes) in stocks of small-capitalization companies that the Fund's Sub-Adviser, Strong Capital Management, Inc., believes are undervalued relative to the market based on earnings, cash flow, or asset value. The Fund defines small-capitalization companies as those companies with a market capitalization substantially similar to that of companies in the Russell 2500™ Index at the time of purchase. The Sub-Adviser specifically looks for companies whose stock prices may benefit from a catalyst event, such as a corporate restructuring, a new product or service, or a change in the political, economic, or social environment. The Fund may write put and call options to limit its exposure to adverse market movements. This means that the Fund sells an option to another party to either buy a stock from (call) or sell a stock to (put) the Fund at a specified price at a specified time. The Sub-Adviser may sell a stock when it believes fundamental changes will hurt the company over the long term or when its price becomes excessive.

  Strong Opportunity Fund II  — Strong Opportunity Fund II, Inc. (the "Fund") is a diversified, open-end management investment company. Shares of the Fund are only offered and sold to the separate accounts of insurance companies for the purpose of funding variable annuity and variable life insurance contracts. The Fund has entered into an Advisory Agreement with Strong Capital Management, Inc.

  Investment Objective: To seek capital growth. The Fund invests primarily in stocks of medium-capitalization companies that the Fund's manager believes are under-priced, yet have attractive growth prospects. The manager bases his analysis on a company's "private market value"--the price an investor would be willing to pay for the entire company given its management, financial health, and growth potential. The manager determines a company's private market value based on a fundamental analysis of a company's cash flows, asset valuations, competitive situation, and franchise value. To a limited extent, the Fund may also invest in foreign securities. The manager may sell a stock when its price no longer compares favorably with the company's private market value. The manager may invest up to 30% of the Fund's assets in cash or cash-type securities (high-quality, short-term debt securities issued by corporations, financial institutions, or the U.S. government) as a temporary defensive position to avoid losses during adverse market conditions. This could reduce the benefit to the fund if the market goes up. In this case, the fund may not achieve its investment goal.

  Franklin Templeton Variable Insurance Products Trust — Franklin Templeton Variable Insurance Products Trust is an open-end management investment company organized as a Massachusetts business trust on April 26, 1988. Franklin Templeton Variable Insurance Products Trust shares are purchased by insurance companies to fund benefits under variable life insurance and variable annuity contracts.

  Templeton Developing Markets Securities Fund - Class 2. Templeton Developing Markets Fund - Class 2 (the "Fund") is a portfolio of the Franklin Templeton Variable Insurance Products Trust. Templeton Asset Management Ltd. is the investment manager for the Fund.

  Investment Objective: To seek long-term capital appreciation. The Fund normally invests at least 80% of its net assets in emerging market equity securities.

  Templeton Foreign Securities Fund - Class 2. Templeton Foreign Securities Fund - Class 2 (the "Fund") is a portfolio of the Franklin Templeton Variable Insurance Products Trust. Templeton Investment Counsel, LLC is the investment manager for the Fund.

  Investment Objective: To seek long-term capital growth. The Fund normally invests at least 80% of its net assets in investments of issuers located outside the U.S., including those in emerging markets.